Alerian Energy Infrastructure ETF

Schedule of Investments

As of August 31, 2021 (Unaudited)

Security Description	Shares	Value
CANADIAN ENERGY INFRASTRUCTURE COMPANIES (34.29%)
Gathering + Processing (4.07%)
Keyera Corp.	111,258	$2,679,046

Pipeline Transportation | Natural Gas (7.47%)
TC Energy Corp.	103,437	4,910,931

Pipeline Transportation | Petroleum (20.73%)
Enbridge, Inc.	182,770	7,192,589
Inter Pipeline, Ltd.	203,105	3,219,673
Pembina Pipeline Corp.	105,428	3,213,020
Total Pipeline Transportation | Petroleum		13,625,282

Storage (2.02%)
Gibson Energy, Inc.(a)	73,499	1,325,912

TOTAL CANADIAN ENERGY INFRASTRUCTURE COMPANIES
(Cost $21,730,944)		22,541,171

Security Description	Shares	Value
EXCHANGE TRADED FUNDS (0.97%)
Energy Select Sector SPDR Fund	13,200	638,880

TOTAL EXCHANGE TRADED FUNDS
(Cost $638,979)		638,880

Security Description	Shares	Value
U.S. ENERGY INFRASTRUCTURE COMPANIES (26.80%)
Gathering + Processing (10.66%)
Altus Midstream Co.	1,448	94,381
ONEOK, Inc.	66,316	3,482,916
Targa Resources Corp.	78,059	3,428,351
Total Gathering + Processing		7,005,648

Liquefaction (6.27%)
Cheniere Energy, Inc.(b)	41,310	3,612,973
Tellurian, Inc.(b)	160,347	511,507
Total Liquefaction		4,124,480

Pipeline Transportation | Natural Gas (7.62%)
Equitrans Midstream Corp.	205,310	1,792,356
Kinder Morgan, Inc.	197,659	3,215,912
Total Pipeline Transportation | Natural Gas		5,008,268

Security Description	Shares	Value
Storage (2.25%)
Macquarie Infrastructure Corp.	37,118	$1,479,152

TOTAL U.S. ENERGY INFRASTRUCTURE COMPANIES
(Cost $16,717,817)		17,617,548

Security Description	Shares	Value
U.S. ENERGY INFRASTRUCTURE MLPS (24.92%)
Gathering + Processing (5.54%)
Crestwood Equity Partners LP	10,177	268,164
Enable Midstream Partners LP	15,812	122,385
Hess Midstream LP, Class A	11,874	305,637
MPLX LP	67,146	1,888,145
Oasis Midstream Partners LP	4,663	98,856
Rattler Midstream LP	20,520	223,668
Western Midstream Partners LP	37,043	731,229
Total Gathering + Processing		3,638,084

Pipeline Transportation | Natural Gas (14.13%)
Energy Transfer LP	395,676	3,679,787
Enterprise Products Partners LP	251,970	5,608,852
Total Pipeline Transportation | Natural Gas		9,288,639

Pipeline Transportation | Petroleum (5.25%)
BP Midstream Partners LP	8,443	110,941
Genesis Energy LP	19,221	151,654
Holly Energy Partners LP	8,057	149,860
Magellan Midstream Partners LP	39,278	1,932,870
NGL Energy Partners LP(b)	21,208	37,962
NuStar Energy LP	17,438	283,367
PBF Logistics LP	5,632	68,147
Phillips 66 Partners LP	12,666	452,810
Shell Midstream Partners LP	21,856	265,988
Total Pipeline Transportation | Petroleum		3,453,599

TOTAL U.S. ENERGY INFRASTRUCTURE MLPS
(Cost $17,638,675)		16,380,322

Security Description	Shares	Value
U.S. GENERAL PARTNERS (12.78%)
Gathering + Processing (8.55%)
Antero Midstream Corp.	178,410	1,714,520
EnLink Midstream LLC	132,564	714,520
The Williams Cos., Inc.	129,063	3,186,566
Total Gathering + Processing		5,615,606

Security Description	Shares	Value
Pipeline Transportation | Petroleum (4.23%)
Plains GP Holdings LP, Class A	284,933	$2,780,946

TOTAL U.S. GENERAL PARTNERS
(Cost $10,266,853)		8,396,552

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.09%)
Money Market Fund (0.05%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $34,987)	0.01%	34,987	34,987

Investments Purchased with Collateral from Securities Loaned (0.04%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%
(Cost $23,474)		23,474	23,474
TOTAL SHORT TERM INVESTMENTS
(Cost $58,461)			58,461

TOTAL INVESTMENTS (99.85%)
(Cost $67,051,729)			$65,632,934
OTHER ASSETS IN EXCESS OF LIABILITIES (0.15%)			98,500
NET ASSETS - 100.00%			$65,731,434

(a)	The security, or a portion of the security position is currently on loan. The total market value of securities on loan is $22,187.
(b)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Alerian MLP ETF

Schedule of Investments

As of August 31, 2021 (Unaudited)

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (99.98%)
Gathering + Processing (25.58%)
Crestwood Equity Partners LP(a)	7,499,856	$197,621,206
DCP Midstream LP(a)	11,632,865	303,152,462
Enable Midstream Partners LP	11,656,997	90,225,157
EnLink Midstream LLC(a)	34,059,819	183,582,424
Western Midstream Partners LP(a)	25,981,262	512,870,112
Total Gathering + Processing		1,287,451,361

Liquefaction (4.32%)
Cheniere Energy Partners LP	5,322,150	217,303,384

Pipeline Transportation | Natural Gas (20.26%)
Energy Transfer LP	53,326,241	495,934,041
Enterprise Products Partners LP	23,511,048	523,355,929
Total Pipeline Transportation | Natural Gas		1,019,289,970

Pipeline Transportation | Petroleum (49.82%)
Genesis Energy LP(a)	14,168,216	111,787,224
Holly Energy Partners LP(a)	5,940,468	110,492,705
Magellan Midstream Partners LP(a)	11,001,906	541,403,794
MPLX LP	19,509,195	548,598,563
NuStar Energy LP(a)	12,851,619	208,838,809
Phillips 66 Partners LP	9,400,434	336,065,515
Plains All American Pipeline LP(a)	48,658,614	453,984,869
Shell Midstream Partners LP	16,109,141	196,048,246
Total Pipeline Transportation | Petroleum		2,507,219,725

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $3,767,745,451)		5,031,264,440

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.04%)
State Street Institutional Treasury Plus Money Market Fund	0.01%	2,196,837	2,196,837
TOTAL SHORT TERM INVESTMENTS
(Cost $2,196,837)			2,196,837

TOTAL INVESTMENTS (100.02%)
(Cost $3,769,942,288)			$5,033,461,277
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.02%)			(1,105,594)
NET ASSETS - 100.00%			$5,032,355,683

(a)	Affiliated Company. See Note 6 in Notes to Financial Statement.

See Notes to Quarterly Schedule of Investments.

ALPS Active REIT ETF

Schedule of Investments

As of August 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.14%)
Diversified REITs (4.81%)
WP Carey, Inc.	14,138	$1,104,461

Health Care REITs (10.00%)
Medical Properties Trust, Inc.	27,401	561,172
Sabra Health Care REIT, Inc.	46,676	746,816
Ventas, Inc.	17,691	989,635
Total Health Care REITs		2,297,623

Hotel & Resort REITs (3.40%)
Host Hotels & Resorts, Inc.(a)	31,164	516,076
Park Hotels & Resorts, Inc.(a)	13,765	263,462
Total Hotel & Resort REITs		779,538

Industrial REITs (14.65%)
First Industrial Realty Trust, Inc.	24,800	1,388,552
Prologis, Inc.	5,518	743,054
Rexford Industrial Realty, Inc.	19,886	1,231,540
Total Industrial REITs		3,363,146

Office REITs (6.87%)
Cousins Properties, Inc.	10,611	409,160
Highwoods Properties, Inc.	8,480	387,451
Kilroy Realty Corp.	7,958	522,443
Paramount Group, Inc.	28,996	256,905
Total Office REITs		1,575,959

Residential REITs (22.67%)
AvalonBay Communities, Inc.	7,141	1,639,430
Camden Property Trust	3,980	597,159
Equity LifeStyle Properties, Inc.	14,531	1,236,152
Essex Property Trust, Inc.	3,035	1,003,796
Invitation Homes, Inc.	17,722	729,792
Total Residential REITs		5,206,329

Retail REITs (12.06%)
Brixmor Property Group, Inc.	34,260	803,397
Retail Opportunity Investments Corp.	37,925	685,684
Simon Property Group, Inc.	3,709	498,675
Spirit Realty Capital, Inc.	15,089	781,158
Total Retail REITs		2,768,914

Specialized REITs (23.68%)
American Tower Corp.	1,387	405,240
CubeSmart	22,775	1,218,463
Equinix, Inc.	2,473	2,085,851
MGM Growth Properties LLC, Class A	15,329	635,540
Public Storage	1,867	604,180
SBA Communications Corp.	1,360	488,199
Total Specialized REITs		5,437,473

TOTAL COMMON STOCKS
(Cost $20,458,757)		22,533,443

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (2.33%)
State Street Institutional Treasury Plus Money Market Fund	0.01%	534,256	$534,256
TOTAL SHORT TERM INVESTMENTS
(Cost $534,256)			534,256

TOTAL INVESTMENTS (100.47%)
(Cost $20,993,013)			$23,067,699
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.47%)			(107,564)
NET ASSETS - 100.00%			$22,960,135

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS Clean Energy ETF

Schedule of Investments

As of August 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (88.43%)
Consumer Discretionary (9.00%)
Arcimoto, Inc.(a)(b)	217,314	$2,699,040
AYRO, Inc.(a)(b)	272,152	1,123,988
Blink Charging Co.(a)(b)	299,069	9,698,808
Tesla, Inc.(a)	76,038	55,942,677
Workhorse Group, Inc.(a)(b)	905,255	8,880,551
XL Fleet Corp.(a)(b)	933,900	6,350,520
Total Consumer Discretionary		84,695,584

Energy (2.74%)
Aemetis, Inc.(a)	218,834	2,433,434
Greenlane Renewables, Inc.(a)	923,554	1,068,750
Renewable Energy Group, Inc.(a)	384,590	18,621,848
REX American Resources Corp.(a)	43,864	3,717,913
Total Energy		25,841,945

Financials (4.08%)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(b)	635,693	38,376,786

Industrials (32.40%)
Acuity Brands, Inc.	241,099	44,489,998
Ameresco, Inc., Class A(a)	229,605	15,877,186
American Superconductor Corp.(a)	207,940	3,098,306
Array Technologies, Inc.(a)	1,036,365	19,763,481
Ballard Power Systems, Inc.(a)(b)	1,959,954	32,927,227
Beam Global(a)(b)	66,439	2,068,910
ChargePoint Holdings, Inc.(a)(b)	1,232,539	26,068,200
Covanta Holding Corp.	976,140	19,571,607
Eos Energy Enterprises, Inc.(a)(b)	281,652	3,638,944
GreenPower Motor Co., Inc.(a)	115,981	1,594,739
Infrastructure and Energy Alternatives, Inc.(a)(b)	173,284	2,223,234
Orion Energy Systems, Inc.(a)	215,331	979,756
Plug Power, Inc.(a)(b)	1,487,027	38,751,924
Romeo Power, Inc.(a)	724,889	3,530,209
Shoals Technologies Group, Inc., Class A(a)	730,409	23,789,421
Sunrun, Inc.(a)(b)	1,075,907	47,608,885
Sunworks, Inc.(a)(b)	222,115	1,674,747
TPI Composites, Inc.(a)	292,390	10,616,681
Willdan Group, Inc.(a)	95,295	3,603,104

Security Description	Shares	Value
Industrials (continued)
Xebec Adsorption, Inc.(a)(b)	1,100,270	$2,877,891
Total Industrials		304,754,450

Information Technology (21.81%)
Enphase Energy, Inc.(a)	338,010	58,722,477
First Solar, Inc.(a)	600,218	56,420,492
Itron, Inc.(a)	370,657	31,138,895
SunPower Corp.(a)(b)	687,726	14,820,495
Universal Display Corp.	211,584	44,134,307
Total Information Technology		205,236,666

Utilities (18.40%)
Boralex, Inc., Class A(b)	840,840	25,772,031
Clearway Energy, Inc., Class C	672,080	21,096,591
Innergex Renewable Energy, Inc.(b)	1,075,308	17,139,812
Northland Power, Inc.(b)	1,349,933	44,660,724
Ormat Technologies, Inc.	372,135	26,469,963
Sunnova Energy International, Inc.(a)	675,320	24,446,584
TransAlta Renewables, Inc.(b)	881,828	13,727,343
Total Utilities		173,313,048

TOTAL COMMON STOCKS
(Cost $741,789,211)		832,218,479

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (11.39%)
Energy (1.07%)
Enviva Partners LP	185,996	10,051,224

Utilities (10.32%)
Brookfield Renewable Partners LP	1,161,489	47,061,640
NextEra Energy Partners LP	626,552	50,080,301
Total Utilities		97,141,941

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $86,670,077)		107,193,165

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (4.40%)
Money Market Fund (0.12%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $1,106,256)	0.01%	1,106,256	$1,106,256

Investments Purchased with Collateral from Securities Loaned (4.29%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%
(Cost $40,382,676)		40,382,676	40,382,676
TOTAL SHORT TERM INVESTMENTS
(Cost $41,488,932)			41,488,932

TOTAL INVESTMENTS (104.23%)
(Cost $869,948,220)			$980,900,576
LIABILITIES IN EXCESS OF OTHER ASSETS (-4.23%)			(39,849,105)
NET ASSETS - 100.00%			$941,051,471

(a)	Non-income producing security.
(b)	The security, or a portion of the security position is currently on loan. The total market value of securities on loan is $120,083,493.

See Notes to Quarterly Schedule of Investments.

ALPS Disruptive Technologies ETF

Schedule of Investments

As of August 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.93%)
Communication Services (1.97%)
Netflix, Inc.(a)	4,641	$2,641,611
Spotify Technology SA(a)	9,160	2,146,554
Total Communication Services		4,788,165

Consumer Discretionary (2.72%)
Garmin, Ltd.	15,882	2,770,297
iRobot Corp.(a)	23,843	1,934,144
Vivint Smart Home, Inc.(a)	155,030	1,891,366
Total Consumer Discretionary		6,595,807

Financials (3.06%)
American Express Co.	13,955	2,315,972
Moody's Corp.	6,659	2,535,547
S&P Global, Inc.	5,850	2,596,347
Total Financials		7,447,866

Health Care (9.81%)
ABIOMED, Inc.(a)	7,597	2,765,004
Align Technology, Inc.(a)	3,698	2,621,882
Boston Scientific Corp.(a)	52,872	2,387,171
Dexcom, Inc.(a)	5,671	3,002,341
DiaSorin SpA	12,793	2,919,104
Insulet Corp.(a)	8,036	2,393,201
Intuitive Surgical, Inc.(a)	2,631	2,771,916
ResMed, Inc.	10,268	2,983,162
Smith & Nephew PLC, Sponsored ADR	51,547	1,976,312
Total Health Care		23,820,093

Industrials (16.65%)
ABB, Ltd., Sponsored ADR	65,402	2,419,220
ADT, Inc.(b)	196,618	1,683,050
AeroVironment, Inc.(a)	20,503	2,098,687
Experian PLC	59,727	2,630,993
FANUC Corp.	9,400	2,049,775
IHS Markit, Ltd.	21,108	2,545,625
Proto Labs, Inc.(a)	26,127	1,937,578
RELX PLC, Sponsored ADR(b)	84,448	2,546,952
Schneider Electric SE	14,234	2,542,866
Sensata Technologies Holding PLC(a)	37,844	2,239,608
Siemens Gamesa Renewable Energy SA(a)	76,006	2,253,472
Sunrun, Inc.(a)(b)	50,289	2,225,288
Thomson Reuters Corp.(b)	23,186	2,709,214
Verisk Analytics, Inc.	13,257	2,674,732
Vestas Wind Systems A/S	64,120	2,588,949
Wolters Kluwer NV	23,091	2,656,125

Security Description	Shares	Value
Industrials (continued)
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	1,358,600	$2,595,812
Total Industrials		40,397,946

Information Technology (63.57%)
Adobe, Inc.(a)	4,229	2,806,787
Adyen NV(a)(c)(d)	973	3,141,582
Afterpay, Ltd.(a)	29,292	2,884,071
Alarm.com Holdings, Inc.(a)	27,912	2,353,819
ams AG(a)	108,897	2,215,398
ANSYS, Inc.(a)	6,742	2,463,257
Autodesk, Inc.(a)	8,159	2,530,024
Avast PLC	330,207	2,713,931
Black Knight, Inc.(a)	30,374	2,298,401
Brooks Automation, Inc.	22,969	1,951,446
Check Point Software Technologies, Ltd.(a)	18,830	2,365,613
Cognex Corp.	28,410	2,517,694
Crowdstrike Holdings, Inc., Class A(a)	9,908	2,784,148
Dassault Systemes SE	49,240	2,808,457
Datadog, Inc., Class A(a)	23,962	3,301,965
Dynatrace, Inc.(a)	41,574	2,857,381
FARO Technologies, Inc.(a)	29,598	2,040,486
Fidelity National Information Services, Inc.	15,577	1,990,273
First Solar, Inc.(a)	28,168	2,647,792
Fiserv, Inc.(a)	20,678	2,435,662
FleetCor Technologies, Inc.(a)	8,345	2,197,072
Fortinet, Inc.(a)	9,892	3,117,365
Global Payments, Inc.	11,813	1,921,266
GMO Payment Gateway, Inc.	18,100	2,380,648
Guidewire Software, Inc.(a)	20,683	2,450,108
Intuit, Inc.	4,803	2,719,026
Itron, Inc.(a)	23,427	1,968,102
Keyence Corp.	4,644	2,791,508
Mastercard, Inc., Class A	6,216	2,152,166
Materialise NV, ADR(a)	98,948	2,182,793
Nemetschek SE	31,135	3,052,032
NortonLifeLock, Inc.	79,000	2,098,240
Nuance Communications, Inc.(a)	41,204	2,268,280
Okta, Inc.(a)	10,190	2,686,083
Omron Corp.	29,800	2,811,653
Pagseguro Digital, Ltd., Class A(a)(b)	43,292	2,574,575
Palo Alto Networks, Inc.(a)	6,243	2,878,273
PayPal Holdings, Inc.(a)	8,398	2,424,167
Proofpoint, Inc.(a)	12,911	2,271,045
PTC, Inc.(a)	16,601	2,185,688
Qorvo, Inc.(a)	12,380	2,327,811
Renishaw PLC	29,850	2,216,127
salesforce.com, Inc.(a)	9,421	2,499,109
SAP SE, Sponsored ADR	15,954	2,395,334
ServiceNow, Inc.(a)	4,621	2,974,260
Silicon Laboratories, Inc.(a)	16,484	2,598,208
Skyworks Solutions, Inc.	13,365	2,451,943

Security Description	Shares	Value
Information Technology (continued)
SolarEdge Technologies, Inc.(a)	9,447	$2,737,552
Splunk, Inc.(a)	18,783	2,871,357
Square, Inc., Class A(a)(b)	10,422	2,793,826
SS&C Technologies Holdings, Inc.	30,632	2,317,617
StoneCo, Ltd., Class A(a)	35,928	1,672,089
Stratasys, Ltd.(a)	99,647	2,098,566
Temenos AG	14,262	2,264,477
Trend Micro, Inc.	44,416	2,434,472
Visa, Inc., Class A	9,673	2,216,084
VMware, Inc., Class A(a)	13,850	2,061,850
Workday, Inc., Class A(a)	9,885	2,700,187
Xero, Ltd.(a)	21,975	2,440,631
Xinyi Solar Holdings, Ltd.(b)	1,248,000	3,016,721
Zoom Video Communications, Inc., Class A(a)	6,531	1,890,725
Zscaler, Inc.(a)	11,047	3,074,822
Total Information Technology		154,292,045

Real Estate (0.95%)
Equinix, Inc.	2,746	2,316,114

Utilities (1.20%)
China Longyuan Power Group Corp., Ltd., Class H	1,430,000	2,916,097

TOTAL COMMON STOCKS
(Cost $178,066,151)		242,574,133

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (0.96%)
Utilities (0.96%)
Brookfield Renewable Partners LP	57,223	2,318,583

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $1,585,277)		2,318,583

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.40%)
Money Market Fund (0.11%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $280,885)	0.01%	280,885	$280,885

Investments Purchased with Collateral from Securities Loaned (0.29%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%
(Cost $694,445)		694,445	694,445
TOTAL SHORT TERM INVESTMENTS
(Cost $975,330)			975,330

TOTAL INVESTMENTS (101.29%)
(Cost $180,626,758)			$245,868,046
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.29%)			(3,139,047)
NET ASSETS - 100.00%			$242,728,999

(a)	Non-income producing security.
(b)	The security, or a portion of the security position is currently on loan. The total market value of securities on loan is $7,621,360.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $3,141,582, representing 1.29% of net assets.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of August 31, 2021, the market value of those securities was $3,141,582 representing 1.29% of net assets.

See Notes to Quarterly Schedule of Investments.

ALPS Emerging Sector Dividend Dogs ETF

Schedule of Investments

As of August 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.14%)
Brazil (8.95%)
Banco Santander Brasil SA, ADR	59,968	$482,742
BB Seguridade Participacoes SA	110,600	407,681
Centrais Eletricas Brasileiras SA	59,923	436,084
Petrobras Distribuidora SA	103,500	544,242
Telefonica Brasil SA	59,513	503,308
Total Brazil		2,374,057

Chile (5.65%)
Enel Americas SA, ADR	78,730	549,536
Enel Chile SA, ADR	176,328	461,979
Falabella SA	122,876	486,680
Total Chile		1,498,195

China (9.88%)
China Minsheng Banking Corp., Ltd.	1,015,500	424,352
China Railway Signal & Communication Corp., Ltd.(a)(b)	1,304,000	472,813
Huadian Power International Corp., Ltd., Class H	1,636,000	555,328
Legend Holdings Corp.(a)(b)	323,600	521,758
Yanzhou Coal Mining Co., Ltd., Class H	370,000	646,047
Total China		2,620,298

Czech Republic (2.08%)
CEZ AS	17,474	550,734

Hungary (2.08%)
Richter Gedeon Nyrt	18,399	551,448

India (8.48%)
Dr Reddy's Laboratories, Ltd., ADR	7,162	459,872
Infosys, Ltd., Sponsored ADR	25,836	615,414
Vedanta, Ltd., ADR	35,000	576,100
Wipro, Ltd., ADR	64,156	599,217
Total India		2,250,603

Indonesia (5.71%)
Adaro Energy Tbk PT	5,728,700	506,094
Indofood Sukses Makmur Tbk PT(c)	1,200,700	519,847
Kalbe Farma Tbk PT	5,195,800	489,981
Total Indonesia		1,515,922

Malaysia (9.75%)
Genting Bhd	425,350	516,723

Security Description	Shares	Value
Malaysia (continued)
Genting Malaysia Bhd	732,400	$523,269
MISC Bhd	314,600	544,893
Sime Darby Bhd	968,900	550,061
Top Glove Corp. Bhd	468,700	450,998
Total Malaysia		2,585,944

Mexico (9.98%)
Coca-Cola Femsa SAB de CV, ADR	10,278	595,096
Grupo Mexico SAB de CV, Series B	112,905	525,905
Kimberly-Clark de Mexico SAB de CV, Class A	284,300	502,097
Orbia Advance Corp. SAB de CV	190,555	544,036
Promotora y Operadora de Infraestructura SAB de CV	64,413	481,077
Total Mexico		2,648,211

Peru (1.71%)
Credicorp, Ltd.	4,245	452,644

Philippines (6.98%)
Aboitiz Equity Ventures, Inc.	618,200	534,945
Globe Telecom, Inc.	13,715	749,845
PLDT, Inc.	19,270	567,448
Total Philippines		1,852,238

Poland (1.91%)
Polskie Gornictwo Naftowe i Gazownictwo SA	307,316	505,487

Russia (9.95%)
Gazprom PJSC, ADR	69,320	575,633
Magnit PJSC, GDR(b)	34,774	527,695
MMC Norilsk Nickel PJSC, ADR	14,559	478,263
Sberbank of Russia PJSC, ADR	30,602	546,093
Severstal PAO, GDR(b)	22,093	512,558
Total Russia		2,640,242

South Africa (3.92%)
Exxaro Resources, Ltd.	46,157	586,278
MultiChoice Group	57,476	454,625
Total South Africa		1,040,903

Thailand (10.24%)
BTS Group Holdings PCL	1,684,200	491,165
Bumrungrad Hospital Pcl	121,900	502,992
Delta Electronics Thailand PCL	29,300	530,868
Intouch Holdings PCL	256,000	679,066
Osotspa PCL(b)	452,300	512,184
Total Thailand		2,716,275

Security Description	Shares	Value
Turkey (1.87%)
Ford Otomotiv Sanayi AS	24,054	$496,901

TOTAL COMMON STOCKS
(Cost $23,529,232)		26,300,102

RIGHTS(0.00%)
Thailand (0.00%)
BTS Group Holdings PCL (Expiring 9/5/2022), Strike Price THB 9.90	83,410	–
BTS Group Holdings PCL (Expiring 11/7/2024), Strike Price THB 11.90	166,820	–
BTS Group Holdings PCL (Expiring 11/20/2026), Strike Price THB 14.90	333,640	–
Total Thailand		–

TOTAL RIGHTS
(Cost $–)		–

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.38%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund	0.01%	100,515	100,515
TOTAL SHORT TERM INVESTMENTS
(Cost $100,515)			100,515

TOTAL INVESTMENTS (99.52%)
(Cost $23,629,747)			$26,400,617
OTHER ASSETS IN EXCESS OF LIABILITIES (0.48%)			126,850
NET ASSETS - 100.00%			$26,527,467

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $994,571, representing 3.75% of net assets.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of August 31, 2021, the market value of those securities was $2,547,007 representing 9.60% of net assets.
(c)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

a

ALPS Equal Sector Weight ETF

Schedule of Investments

As of August 31, 2021 (Unaudited)

Security Description	Shares	Value
EXCHANGE TRADED FUNDS (99.98%)
Communication Services (9.32%)
Communication Services Select Sector SPDR Fund	231,992	$19,863,155

Consumer Discretionary (9.12%)
Consumer Discretionary Select Sector SPDR Fund(a)	105,876	19,444,127

Consumer Staples (8.99%)
Consumer Staples Select Sector SPDR Fund	265,006	19,149,333

Energy (7.91%)
Energy Select Sector SPDR Fund	348,117	16,848,863

Financials (9.33%)
Financial Select Sector SPDR Fund	517,612	19,876,301

Healthcare (9.35%)
Health Care Select Sector SPDR Fund	147,318	19,918,867

Industrials (8.98%)
Industrial Select Sector SPDR Fund(a)	183,015	19,126,898

Materials (9.07%)
Materials Select Sector SPDR Fund(a)	225,805	19,331,166

Real Estate (9.20%)
Real Estate Select Sector SPDR Fund(a)	411,272	19,609,449

Technology (9.56%)
Technology Select Sector SPDR Fund	128,286	20,379,514

Utilities (9.15%)
Utilities Select Sector SPDR Fund(a)	284,501	19,499,698

TOTAL EXCHANGE TRADED FUNDS
(Cost $138,259,568)		213,047,371

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (19.44%)
Money Market Fund (0.03%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $73,027)	0.01%	73,027	$73,027

Investments Purchased with Collateral from Securities Loaned (19.41%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%
(Cost $41,361,069)		41,361,069	41,361,069
TOTAL SHORT TERM INVESTMENTS
(Cost $41,434,096)			41,434,096

TOTAL INVESTMENTS (119.42%)
(Cost $179,693,664)			$254,481,467
LIABILITIES IN EXCESS OF OTHER ASSETS (-19.42%)			(41,384,888)
NET ASSETS - 100.00%			$213,096,579

(a)	The security, or a portion of the security position is currently on loan. The total market value of securities on loan is $59,715,237.

Common Abbreviations:

SPDR® - Standard & Poor's Depositary Receipts

See Notes to Quarterly Schedule of Investments.

ALPS Hillman Active Value ETF

Schedule of Investments

As of August 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (90.60%)
Communication Services (13.58%)
Alphabet, Inc., Class A(a)	55	$159,167
AT&T, Inc.	4,865	133,398
Comcast Corp., Class A	2,380	144,419
Discovery, Inc., Class A(a)	4,785	137,999
Facebook, Inc., Class A(a)	395	149,855
Verizon Communications, Inc.	2,445	134,475
Total Communication Services		859,313

Consumer Discretionary (4.30%)
Amazon.com, Inc.(a)	40	138,832
Marriott International, Inc., Class A(a)	985	133,113
Total Consumer Discretionary		271,945

Consumer Staples (12.43%)
Anheuser-Busch InBev SA, ADR	1,980	121,275
Coca-Cola Co.	2,445	137,678
Conagra Brands, Inc.	4,060	134,467
Constellation Brands, Inc., Class A	610	128,795
Kellogg Co.	2,175	137,330
Kraft Heinz Co.	3,530	127,045
Total Consumer Staples		786,590

Energy (1.99%)
Exxon Mobil Corp.	2,310	125,941

Financials (4.64%)
Bank of New York Mellon Corp.	2,790	154,064
Wells Fargo & Co.	3,060	139,842
Total Financials		293,906

Health Care (20.21%)
Becton Dickinson and Co.	560	140,952
Biogen, Inc.(a)	390	132,175
Bristol-Myers Squibb Co.	2,025	135,392
CVS Health Corp.	1,670	144,271
GlaxoSmithKline PLC, ADR	3,400	138,516
Laboratory Corp. of America Holdings(a)	495	150,173
Medtronic PLC	1,080	144,158
Merck & Co., Inc.	1,775	135,415
Pfizer, Inc.	3,445	158,710
Total Health Care		1,279,762

Industrials (15.34%)
3M Co.	680	132,423
Boeing Co.(a)	615	134,993
Emerson Electric Co.	1,405	148,228
General Dynamics Corp.	725	145,224
General Electric Co.	1,341	141,355
Lockheed Martin Corp.	365	131,327

Security Description	Shares	Value
Industrials (continued)
Raytheon Technologies Corp.	1,620	$137,311
Total Industrials		970,861

Information Technology (11.67%)
Cisco Systems, Inc.	2,545	150,206
Intel Corp.	2,435	131,636
Microsoft Corp.	490	147,921
salesforce.com, Inc.(a)	570	151,204
ServiceNow, Inc.(a)	245	157,692
Total Information Technology		738,659

Materials (4.15%)
Compass Minerals International, Inc.	2,010	134,529
DuPont de Nemours, Inc.	1,730	128,055
Total Materials		262,584

Real Estate (2.29%)
Simon Property Group, Inc.	1,080	145,206

TOTAL COMMON STOCKS
(Cost $5,645,080)		5,734,767

Security Description	Shares	Value
MASTER LIMITED PARTERSHIPS (6.20%)
Energy (6.20%)
Enterprise Products Partners LP	5,690	126,659
Magellan Midstream Partners LP	2,930	144,186
Plains All American Pipeline LP	13,060	121,850
Total Energy		392,695

TOTAL MASTER LIMITED PARTERSHIPS
(Cost $406,069)		392,695

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.01%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund	0.01%	190,235	190,235
TOTAL SHORT TERM INVESTMENTS
(Cost $190,235)			190,235

TOTAL INVESTMENTS (99.81%)
(Cost $6,241,384)			$6,317,697
NET ASSETS LESS OTHER LIABILITIES (0.19%)			11,908
NET ASSETS - 100.00%			$6,329,605

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS International Sector Dividend Dogs ETF

Schedule of Investments

As of August 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.09%)
Australia (11.44%)
BHP Group, Ltd.	101,729	$3,394,291
Coles Group, Ltd.	297,575	3,935,855
Fortescue Metals Group, Ltd.	213,631	3,281,918
Telstra Corp., Ltd.	1,385,558	3,892,245
Wesfarmers, Ltd.	90,562	3,971,727
Woodside Petroleum, Ltd.	209,974	2,993,791
Total Australia		21,469,827

Finland (2.14%)
Fortum Oyj	132,365	4,019,775

France (9.91%)
Bouygues SA	94,275	3,943,895
Danone SA	53,441	3,904,022
Edenred	63,578	3,603,344
Sanofi	35,690	3,692,389
TotalEnergies SE	78,613	3,466,446
Total France		18,610,096

Germany (13.11%)
Allianz SE	14,576	3,424,565
BASF SE	46,961	3,633,029
Bayer AG	59,371	3,304,971
Bayerische Motoren Werke AG	33,478	3,176,955
Continental AG(a)	24,253	3,259,430
Evonik Industries AG	112,283	3,791,732
SAP SE	26,761	4,027,484
Total Germany		24,618,166

Hong Kong (2.24%)
CITIC, Ltd.	3,375,000	4,200,606

Italy (1.99%)
Snam SpA	632,095	3,734,713

Japan (20.52%)
Canon, Inc.	161,563	3,835,130
Hitachi, Ltd.	70,400	3,893,869
Japan Tobacco, Inc.	192,400	3,729,428
Kyocera Corp.	60,600	3,771,009
Mitsubishi Corp.	137,300	4,132,167
Sekisui House, Ltd.	191,200	3,811,313
SoftBank Corp.	299,300	4,008,713
Sumitomo Corp.	276,100	3,901,263

Security Description	Shares	Value
Japan (continued)
Sumitomo Mitsui Financial Group, Inc.	107,900	$3,727,927
Takeda Pharmaceutical Co., Ltd.	111,200	3,718,627
Total Japan		38,529,446

Netherlands (6.47%)
Koninklijke Ahold Delhaize NV	128,376	4,330,636
NN Group NV	78,086	4,054,033
Royal Dutch Shell PLC, Class A	189,742	3,769,210
Total Netherlands		12,153,879

Norway (2.07%)
Telenor ASA	221,542	3,882,097

Spain (7.59%)
Endesa SA	145,163	3,489,726
Naturgy Energy Group SA	144,091	3,708,950
Repsol SA	281,523	3,226,020
Telefonica SA	773,717	3,820,074
Total Spain		14,244,770

Sweden (1.99%)
Telia Co. AB	869,584	3,732,496

Switzerland (7.80%)
Novartis AG	41,469	3,839,647
Swatch Group AG	10,540	2,971,802
Swiss Re AG	40,898	3,763,107
Zurich Insurance Group AG	9,278	4,072,898
Total Switzerland		14,647,454

United Kingdom (11.82%)
BAE Systems PLC	507,819	3,968,437
BP PLC	839,463	3,427,216
British American Tobacco PLC	96,940	3,637,166
GlaxoSmithKline PLC	193,824	3,895,933
Rio Tinto PLC	45,321	3,353,511
SSE PLC	174,503	3,916,631
Total United Kingdom		22,198,894

TOTAL COMMON STOCKS
(Cost $178,623,492)		186,042,219

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.14%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund	0.01%	259,933	$259,933
TOTAL SHORT TERM INVESTMENTS
(Cost $259,933)			259,933

TOTAL INVESTMENTS (99.23%)
(Cost $178,883,425)			$186,302,152
OTHER ASSETS IN EXCESS OF LIABILITIES (0.77%)			1,436,780
NET ASSETS - 100.00%			$187,738,932

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS Medical Breakthroughs ETF

Schedule of Investments

As of August 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (100.03%)
Biotechnology (100.03%)
89bio, Inc.(a)(b)	25,313	$468,544
AC Immune SA(a)(b)	91,680	745,358
ACADIA Pharmaceuticals, Inc.(a)	201,324	3,525,183
Adaptimmune Therapeutics PLC, ADR(a)(b)	196,180	1,014,251
ADC Therapeutics SA(a)(b)	96,114	2,803,645
Adverum Biotechnologies, Inc.(a)(b)	123,576	300,290
Affimed NV(a)	150,106	1,056,746
Agios Pharmaceuticals, Inc.(a)(b)	77,394	3,457,964
Akero Therapeutics, Inc.(a)(b)	43,949	1,043,349
Albireo Pharma, Inc.(a)(b)	24,215	739,768
Aldeyra Therapeutics, Inc.(a)	72,715	690,065
Alector, Inc.(a)	99,847	2,698,864
Alkermes PLC(a)	201,566	6,300,954
Allovir, Inc.(a)(b)	82,155	1,581,484
Alpine Immune Sciences, Inc.(a)(b)	30,174	286,955
Altimmune, Inc.(a)(b)	48,449	726,251
ALX Oncology Holdings, Inc.(a)	50,458	3,532,060
Amicus Therapeutics, Inc.(a)	333,730	3,801,185
AnaptysBio, Inc.(a)	34,533	884,390
Annexon, Inc.(a)(b)	48,273	789,264
Apellis Pharmaceuticals, Inc.(a)	101,172	6,662,177
Applied Molecular Transport, Inc.(a)(b)	48,303	1,452,471
Arcturus Therapeutics Holdings, Inc.(a)	33,209	1,820,185
Arcus Biosciences, Inc.(a)	89,583	2,613,136
Arcutis Biotherapeutics, Inc.(a)	63,348	1,341,077
Arena Pharmaceuticals, Inc.(a)	76,285	4,037,002
Atara Biotherapeutics, Inc.(a)	106,087	1,589,183
Aurinia Pharmaceuticals, Inc.(a)(b)	160,516	2,613,200
AVEO Pharmaceuticals, Inc.(a)(b)	43,354	277,899
BioAtla, Inc.(a)(b)	40,594	1,668,007
Bioxcel Therapeutics, Inc.(a)(b)	31,078	915,247
Bluebird Bio, Inc.(a)	84,611	1,548,381
Cardiff Oncology, Inc.(a)(b)	47,383	347,317
Catalyst Pharmaceuticals, Inc.(a)	130,429	718,664
Cerevel Therapeutics Holdings, Inc.(a)	159,935	5,063,543
ChemoCentryx, Inc.(a)	88,008	1,391,406
Chimerix, Inc.(a)	108,781	772,345
Chinook Therapeutics, Inc.(a)	56,293	763,333
Clene, Inc.(a)(b)	75,171	601,368
Coherus Biosciences, Inc.(a)(b)	95,582	1,527,400
Cortexyme, Inc.(a)(b)	37,334	3,595,264
Crinetics Pharmaceuticals, Inc.(a)(b)	47,436	1,118,067

Security Description	Shares	Value
Biotechnology (continued)
Cytokinetics, Inc.(a)	90,524	$2,984,576
CytomX Therapeutics, Inc.(a)	82,033	420,009
Dicerna Pharmaceuticals, Inc.(a)	8,326	171,349
Eiger BioPharmaceuticals, Inc.(a)(b)	42,843	348,742
Emergent BioSolutions, Inc.(a)	67,309	4,245,852
Enanta Pharmaceuticals, Inc.(a)	25,481	1,457,513
Esperion Therapeutics, Inc.(a)(b)	35,573	463,160
FibroGen, Inc.(a)	115,749	1,346,161
Forma Therapeutics Holdings, Inc.(a)(b)	59,776	1,436,417
Forte Biosciences, Inc.(a)(b)	17,045	501,464
Fortress Biotech, Inc.(a)(b)	122,798	404,005
Frequency Therapeutics, Inc.(a)(b)	43,176	333,319
G1 Therapeutics, Inc.(a)	53,089	802,706
Gamida Cell, Ltd.(a)(b)	74,446	337,985
Gemini Therapeutics, Inc.(a)(b)	54,323	267,269
Geron Corp.(a)(b)	401,996	582,894
Global Blood Therapeutics, Inc.(a)	78,067	2,239,742
Gossamer Bio, Inc.(a)(b)	95,786	952,113
Immunic, Inc.(a)	27,437	270,254
Immunocore Holdings PLC, ADR(a)	54,853	1,895,720
ImmunoGen, Inc.(a)	252,302	1,526,427
Immunovant, Inc.(a)	123,632	1,070,653
Immutep, Ltd., ADR(a)(b)	48,865	207,188
Infinity Pharmaceuticals, Inc.(a)(b)	111,861	395,988
Inmune Bio, Inc.(a)(b)	18,839	446,861
Inovio Pharmaceuticals, Inc.(a)	262,438	2,267,464
Intercept Pharmaceuticals, Inc.(a)(b)	41,849	623,969
Iovance Biotherapeutics, Inc.(a)	191,979	4,620,935
IVERIC bio, Inc.(a)	113,886	1,203,775
Kadmon Holdings, Inc.(a)	217,008	1,189,204
Karuna Therapeutics, Inc.(a)(b)	37,069	4,407,504
Keros Therapeutics, Inc.(a)	29,399	988,982
Kezar Life Sciences, Inc.(a)	60,680	462,382
Kiniksa Pharmaceuticals, Ltd., Class A(a)(b)	40,783	513,050
Kodiak Sciences, Inc.(a)	64,383	6,063,592
Krystal Biotech, Inc.(a)	28,013	1,623,073
Legend Biotech Corp., ADR(a)	170,314	6,521,324
Ligand Pharmaceuticals, Inc.(a)	20,904	2,765,599
MacroGenics, Inc.(a)	75,757	1,788,623
Madrigal Pharmaceuticals, Inc.(a)	20,828	1,723,517
Magenta Therapeutics, Inc.(a)(b)	61,339	392,570
Marker Therapeutics, Inc.(a)	104,751	207,407
MEI Pharma, Inc.(a)	142,069	397,793
MeiraGTx Holdings PLC(a)	55,878	699,034
Mirum Pharmaceuticals, Inc.(a)(b)	38,421	624,341
Molecular Templates, Inc.(a)(b)	70,783	461,505
MorphoSys AG, ADR(a)	286,460	4,170,858

Security Description	Shares	Value
Biotechnology (continued)
Orchard Therapeutics PLC, ADR(a)(b)	152,124	$419,862
Organogenesis Holdings, Inc.(a)	160,794	2,743,146
Praxis Precision Medicines, Inc.(a)	55,043	1,093,704
Prothena Corp. PLC(a)	55,436	3,720,864
PTC Therapeutics, Inc.(a)	88,601	3,867,434
Puma Biotechnology, Inc.(a)(b)	50,924	385,495
Radius Health, Inc.(a)	59,612	826,222
RAPT Therapeutics, Inc.(a)	31,549	1,031,652
REGENXBIO, Inc.(a)	53,632	1,732,314
Replimune Group, Inc.(a)	58,812	1,867,869
Rocket Pharmaceuticals, Inc.(a)(b)	79,600	2,723,116
Sage Therapeutics, Inc.(a)	73,488	3,395,880
Sangamo Therapeutics, Inc.(a)	181,563	1,799,289
Savara, Inc.(a)(b)	143,400	222,270
Scholar Rock Holding Corp.(a)	43,419	1,716,353
Selecta Biosciences, Inc.(a)	142,830	619,882
Sensei Biotherapeutics, Inc.(a)	38,594	416,043
Seres Therapeutics, Inc.(a)(b)	114,884	736,406
SpringWorks Therapeutics, Inc.(a)	61,604	4,626,460
Spruce Biosciences, Inc.(a)(b)	29,438	225,789
Stoke Therapeutics, Inc.(a)(b)	46,324	1,212,762
Syndax Pharmaceuticals, Inc.(a)	60,873	1,064,669
Syros Pharmaceuticals, Inc.(a)(b)	78,054	413,686
Taiwan Liposome Co., Ltd., ADR(a)	48,523	363,923
TG Therapeutics, Inc.(a)	178,764	4,839,142
Travere Therapeutics, Inc.(a)	76,281	1,665,214
Vanda Pharmaceuticals, Inc.(a)	70,113	1,173,692
Verastem, Inc.(a)	216,937	574,883
Vericel Corp.(a)(b)	58,192	3,152,261
Viking Therapeutics, Inc.(a)(b)	98,545	651,382
Vir Biotechnology, Inc.(a)	163,589	8,431,378
VistaGen Therapeutics, Inc.(a)	178,799	543,549
XBiotech, Inc.(a)	37,830	604,145
Xencor, Inc.(a)	72,964	2,471,291
Xenon Pharmaceuticals, Inc.(a)	51,695	912,417
Y-mAbs Therapeutics, Inc.(a)	54,979	1,692,254
Zymeworks, Inc.(a)(b)	57,861	1,908,834
Total Biotechnology		213,553,642

TOTAL COMMON STOCKS
(Cost $224,332,829)		213,553,642

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (5.91%)
Money Market Fund (0.01%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $16,725)	0.01%	16,725	$16,725

Investments Purchased with Collateral from Securities Loaned (5.90%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%
(Cost $12,603,282)		12,603,282	12,603,282
TOTAL SHORT TERM INVESTMENTS
(Cost $12,620,007)			12,620,007

TOTAL INVESTMENTS (105.94%)
(Cost $236,952,836)			$226,173,649
LIABILITIES IN EXCESS OF OTHER ASSETS (-5.94%)			(12,682,320)
NET ASSETS - 100.00%			$213,491,329

(a)	Non-income producing security.
(b)	The security, or a portion of the security position is currently on loan. The total market value of securities on loan is $28,704,130.

See Notes to Quarterly Schedule of Investments.

ALPS REIT Dividend Dogs ETF

Schedule of Investments

As of August 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.85%)
Diversified REITs (13.08%)
Essential Properties Realty Trust, Inc.	26,950	$873,450
One Liberty Properties, Inc.	26,204	834,335
STORE Capital Corp.	21,304	768,435
Washington Real Estate Investment Trust	28,552	717,797
WP Carey, Inc.	9,966	778,544
Total Diversified REITs		3,972,561

Health Care REITs (11.51%)
LTC Properties, Inc.	19,532	674,050
Medical Properties Trust, Inc.	35,234	721,592
National Health Investors, Inc.	11,527	689,545
Physicians Realty Trust	39,376	728,850
Sabra Health Care REIT, Inc.	42,476	679,616
Total Health Care REITs		3,493,653

Hotel & Resort REITs (2.07%)
Service Properties Trust	54,880	627,278

Industrial REITs (13.47%)
Industrial Logistics Properties Trust	29,105	798,350
Lexington Realty Trust	59,116	799,839
Monmouth Real Estate Investment Corp.	39,539	750,450
Plymouth Industrial REIT, Inc.	38,335	903,173
STAG Industrial, Inc.	19,832	837,902
Total Industrial REITs		4,089,714

Office REITs (12.00%)
Brandywine Realty Trust	51,249	711,336
City Office REIT, Inc.	60,110	959,957
Franklin Street Properties Corp.	138,149	663,115
Office Properties Income Trust	24,797	657,864
SL Green Realty Corp.	9,273	649,852
Total Office REITs		3,642,124

Residential REITs (14.14%)
American Campus Communities, Inc.	15,721	799,413
BRT Apartments Corp.	43,726	849,159
Centerspace	10,178	1,029,810
Clipper Realty, Inc.	96,687	816,038
Equity Residential	9,493	798,077
Total Residential REITs		4,292,497

Retail REITs (9.91%)
American Finance Trust, Inc.	84,345	727,054
Saul Centers, Inc.	16,527	761,564

Security Description	Shares	Value
Retail REITs (continued)
Spirit Realty Capital, Inc.	15,065	$779,915
The Macerich Co.	43,340	740,247
Total Retail REITs		3,008,780

Specialized REITs (16.16%)
CoreSite Realty Corp.	5,752	853,424
CubeSmart	16,527	884,194
Four Corners Property Trust, Inc.	26,790	766,462
Gaming and Leisure Properties, Inc.	16,019	789,737
National Storage Affiliates Trust	15,561	890,867
VICI Properties, Inc.	23,372	722,429
Total Specialized REITs		4,907,113

Technology REITs (7.51%)
Crown Castle International Corp.	3,942	767,468
CyrusOne, Inc.	9,590	738,238
Digital Realty Trust, Inc.	4,727	774,803
Total Technology REITs		2,280,509

TOTAL COMMON STOCKS
(Cost $25,852,772)		30,314,229

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.24%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund	0.01%	72,262	72,262
TOTAL SHORT TERM INVESTMENTS
(Cost $72,262)			72,262

TOTAL INVESTMENTS (100.09%)
(Cost $25,925,034)			$30,386,491
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.09%)			(27,823)
NET ASSETS - 100.00%			$30,358,668

See Notes to Quarterly Schedule of Investments.

ALPS Sector Dividend Dogs ETF

Schedule of Investments

As of August 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.55%)
Communication Services (9.72%)
AT&T, Inc.	847,887	$23,249,062
Interpublic Group of Cos., Inc.	729,228	27,149,158
Lumen Technologies, Inc.	1,650,825	20,305,148
Omnicom Group, Inc.	295,884	21,664,626
Verizon Communications, Inc.	433,627	23,849,485
Total Communication Services		116,217,479

Consumer Discretionary (9.80%)
Genuine Parts Co.	192,557	23,528,540
Hanesbrands, Inc.	1,273,023	23,780,070
Hasbro, Inc.	254,992	25,068,263
Leggett & Platt, Inc.	460,413	22,279,385
Newell Brands, Inc.	884,374	22,471,943
Total Consumer Discretionary		117,128,201

Consumer Staples (9.92%)
Altria Group, Inc.	498,786	25,054,021
Kellogg Co.	382,421	24,146,062
Kraft Heinz Co.	571,112	20,554,321
Philip Morris International, Inc.	251,482	25,902,646
Walgreens Boots Alliance, Inc.	450,358	22,855,668
Total Consumer Staples		118,512,718

Energy (9.11%)
Exxon Mobil Corp.	399,806	21,797,423
Kinder Morgan, Inc.	1,295,628	21,079,868
ONEOK, Inc.	451,460	23,710,679
Valero Energy Corp.	305,814	20,278,526
Williams Cos., Inc.	892,272	22,030,196
Total Energy		108,896,692

Financials (10.09%)
Comerica, Inc.	336,925	24,902,127
Huntington Bancshares, Inc.	1,718,114	26,682,311
People's United Financial, Inc.	1,356,003	22,279,129
Prudential Financial, Inc.	236,089	24,997,103
Unum Group	817,019	21,749,046
Total Financials		120,609,716

Health Care (10.68%)
AbbVie, Inc.	215,332	26,007,799
Cardinal Health, Inc.	419,106	21,998,874
Gilead Sciences, Inc.	361,442	26,305,749

Security Description	Shares	Value
Health Care (continued)
Merck & Co., Inc.	325,821	$24,856,884
Pfizer, Inc.	619,195	28,526,313
Total Health Care		127,695,619

Industrials (10.29%)
3M Co.	122,549	23,865,192
Emerson Electric Co.	256,001	27,008,106
General Dynamics Corp.	129,768	25,993,828
Huntington Ingalls Industries, Inc.	112,742	23,018,534
Lockheed Martin Corp.	64,279	23,127,584
Total Industrials		123,013,244

Information Technology (9.73%)
Hewlett Packard Enterprise Co.	1,564,555	24,188,020
International Business Machines Corp.	164,266	23,053,091
Juniper Networks, Inc.	867,753	25,147,482
Seagate Technology Holdings PLC	256,336	22,452,470
Western Union Co.	993,956	21,509,208
Total Information Technology		116,350,271

Materials (9.73%)
Amcor PLC	2,031,224	26,101,228
CF Industries Holdings, Inc.	462,014	20,984,676
International Paper Co.	390,564	23,468,991
LyondellBasell Industries NV, Class A	225,858	22,664,850
The Dow Chemical Co.	366,475	23,051,278
Total Materials		116,271,023

Utilities (10.48%)
Dominion Resources, Inc.	322,145	25,075,767
Edison International	428,775	24,800,346
FirstEnergy Corp.	641,382	24,930,518
PPL Corp.	847,633	24,878,029
Southern Co.	389,187	25,581,261
Total Utilities		125,265,921

TOTAL COMMON STOCKS
(Cost $1,052,417,612)		1,189,960,884

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.07%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund	0.01%	838,486	$838,486
TOTAL SHORT TERM INVESTMENTS
(Cost $838,486)			838,486

TOTAL INVESTMENTS (99.62%)
(Cost $1,053,256,098)			$1,190,799,370
OTHER ASSETS IN EXCESS OF LIABILITIES (0.38%)			4,507,547
NET ASSETS - 100.00%			$1,195,306,917

See Notes to Quarterly Schedule of Investments.

Barron's 400 ETF

Schedule of Investments

As of August 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.75%)
Communication Services (2.72%)
Activision Blizzard, Inc.	3,712	$305,757
Alphabet, Inc., Class A(a)	168	486,184
Cable One, Inc.	188	394,723
DISH Network Corp., Class A(a)	8,940	389,695
Facebook, Inc., Class A(a)	1,239	470,052
Fox Corp., Class A	7,938	297,199
Gray Television, Inc.	17,271	392,742
Netflix, Inc.(a)	661	376,235
Nexstar Media Group, Inc., Class A	2,183	326,904
Take-Two Interactive Software, Inc.(a)	2,001	322,601
TEGNA, Inc.	17,560	311,163
Total Communication Services		4,073,255

Consumer Discretionary (16.70%)
1-800-Flowers.com, Inc., Class A(a)	11,279	358,221
Adtalem Global Education, Inc.(a)	8,562	316,794
Advance Auto Parts, Inc.	1,970	399,614
Amazon.com, Inc.(a)	112	388,728
America's Car-Mart, Inc.(a)	2,145	277,413
AutoZone, Inc.(a)	267	413,623
Best Buy Co., Inc.	3,053	355,705
Big Lots, Inc.	5,185	252,302
BorgWarner, Inc.	7,099	302,985
Brunswick Corp.	3,349	324,418
Buckle, Inc.	8,222	318,438
Century Communities, Inc.	5,554	389,335
Container Store Group, Inc.(a)	20,001	232,012
Crocs, Inc.(a)	4,243	605,985
Deckers Outdoor Corp.(a)	1,022	427,656
Dick's Sporting Goods, Inc.(b)	4,522	636,743
Dollar General Corp.	1,789	398,786
Dollar Tree, Inc.(a)	3,226	292,082
Dorman Products, Inc.(a)	3,260	305,984
DR Horton, Inc.	4,158	397,588
eBay, Inc.	6,031	462,819
Etsy, Inc.(a)	1,603	346,665
Five Below, Inc.(a)	1,789	380,717
Floor & Decor Holdings, Inc., Class A(a)	3,517	433,646
General Motors Co.(a)	6,062	297,099
Grand Canyon Education, Inc.(a)	3,194	284,713
Helen of Troy, Ltd.(a)	1,489	356,154
Hibbett Sports, Inc.	4,642	444,193
Home Depot, Inc.	1,227	400,223
Installed Building Products, Inc.	3,032	376,514
iRobot Corp.(a)	2,756	223,567
Johnson Outdoors, Inc., Class A	2,389	274,233
LCI Industries	2,404	340,551

Security Description	Shares	Value
Consumer Discretionary (continued)
Lennar Corp., Class B	4,801	$420,184
LGI Homes, Inc.(a)	2,517	403,551
Lithia Motors, Inc., Class A	855	283,261
LKQ Corp.(a)	8,006	421,836
Lowe's Cos., Inc.	1,975	402,683
M/I Homes, Inc.(a)	6,160	396,642
Malibu Boats, Inc., Class A(a)	3,765	269,574
MarineMax, Inc.(a)	5,752	279,662
Meritage Homes Corp.(a)	3,844	428,760
Nautilus, Inc.(a)(b)	16,318	186,025
NVR, Inc.(a)	76	393,675
Ollie's Bargain Outlet Holdings, Inc.(a)	3,819	276,419
OneWater Marine, Inc.(a)	8,079	327,119
O'Reilly Automotive, Inc.(a)	725	430,708
Peloton Interactive, Inc.(a)	3,207	321,309
Perdoceo Education Corp.(a)	28,084	308,362
Pool Corp.	1,007	497,760
PulteGroup, Inc.	7,054	379,928
Rent-A-Center, Inc., Class A	5,531	348,895
Revolve Group, Inc.(a)	6,556	376,708
Shutterstock, Inc.	3,760	433,378
Sleep Number Corp.(a)	2,487	230,072
Smith & Wesson Brands, Inc.	18,214	439,504
Sportsman's Warehouse Holdings, Inc.(a)	20,052	355,722
Sturm Ruger & Co., Inc.	4,816	376,563
Target Corp.	1,921	474,449
Tempur Sealy International, Inc.	8,991	401,898
TopBuild Corp.(a)	1,737	380,038
Tractor Supply Co.	2,034	395,105
Wayfair, Inc., Class A(a)(b)	1,101	309,106
Whirlpool Corp.	1,632	361,537
Williams-Sonoma, Inc.	2,500	466,750
Winnebago Industries, Inc.	4,174	290,594
XPEL, Inc.(a)(b)(c)	5,644	428,831
YETI Holdings, Inc.(a)	4,749	471,766
Total Consumer Discretionary		24,983,880

Consumer Staples (6.66%)
Altria Group, Inc.	7,004	351,811
Boston Beer Co., Inc., Class A(a)	313	178,476
Brown-Forman Corp., Class B	4,761	334,317
Bunge, Ltd.	4,384	331,913
Central Garden & Pet Co.(a)	6,602	304,022
Church & Dwight Co., Inc.	4,151	347,273
Clorox Co.	1,832	307,868
Colgate-Palmolive Co.	4,565	355,842
Conagra Brands, Inc.	9,278	307,287
Constellation Brands, Inc., Class A	1,501	316,921
Costco Wholesale Corp.	1,058	481,908
General Mills, Inc.	5,831	337,090
Hershey Co.	2,255	400,714
Ingles Markets, Inc., Class A	5,577	378,623
J M Smucker Co.	2,808	347,265
John B Sanfilippo & Son, Inc.	3,789	322,027
Kellogg Co.	5,844	368,990
Kroger Co.	9,667	444,972

Security Description	Shares	Value
Consumer Staples (continued)
Medifast, Inc.	1,374	$313,135
Monster Beverage Corp.(a)	3,873	377,889
National Beverage Corp.	6,702	311,978
Nu Skin Enterprises, Inc., Class A	6,546	331,359
PepsiCo, Inc.	2,583	403,955
Procter & Gamble Co.	2,707	385,450
Spectrum Brands Holdings, Inc.	4,074	318,016
Sprouts Farmers Market, Inc.(a)	14,179	353,057
Turning Point Brands, Inc.	6,790	337,870
USANA Health Sciences, Inc.(a)	3,482	337,858
WD-40 Co.	1,167	279,648
Total Consumer Staples		9,967,534

Energy (0.41%)
International Seaways, Inc.(b)	17,188	295,634
National Energy Services Reunited Corp.(a)(b)	28,641	325,075
Total Energy		620,709

Financials (18.90%)
1st Source Corp.	7,378	346,766
Allegiance Bancshares, Inc.	8,346	310,221
Allstate Corp.	2,989	404,352
Ameris Bancorp	6,199	305,239
Artisan Partners Asset Management, Inc., Class A	6,715	348,911
Axos Financial, Inc.(a)	6,670	323,362
B Riley Financial, Inc.	6,283	411,788
Bancorp, Inc.(a)	15,055	371,256
BancorpSouth Bank	10,311	302,422
City Holding Co.	4,143	322,740
Community Trust Bancorp, Inc.	7,615	317,241
Cowen Group, Inc., Class A	9,314	335,677
Customers Bancorp, Inc.(a)	11,269	466,649
Eagle Bancorp, Inc.	6,347	366,222
Enova International, Inc.(a)	9,555	315,124
Enstar Group, Ltd.(a)	1,335	307,944
Evercore, Inc., Class A	2,461	343,654
FactSet Research Systems, Inc.	1,089	414,060
Federated Hermes, Inc.	11,249	380,554
Fidelity National Financial, Inc., Class A	8,246	402,652
First American Financial Corp.	6,268	442,082
First Bancorp	7,544	315,037
First Citizens BancShares, Inc., Class A	407	365,364
First Financial Bancorp	13,934	327,588
First Financial Bankshares, Inc.	6,897	328,435
First Foundation, Inc.	14,568	350,069
First Horizon Corp.	19,831	325,030
First Republic Bank	2,033	404,445
Flagstar Bancorp, Inc.	7,079	350,127
Glacier Bancorp, Inc.	5,426	288,989
Goldman Sachs BDC, Inc.(b)	17,874	340,678
Hamilton Lane, Inc., Class A	3,931	338,341
HarborOne Bancorp, Inc.	25,443	359,510
Heartland Financial USA, Inc.	6,625	311,574
Hilltop Holdings, Inc.	9,217	308,493
Home BancShares, Inc.	12,393	274,505

Security Description	Shares	Value
Financials (continued)
HomeStreet, Inc.	7,188	$293,630
Houlihan Lokey, Inc.	5,090	459,118
Independent Bank Group, Inc.	4,490	316,231
Investors Bancorp, Inc.	23,398	334,825
Kearny Financial Corp.	27,116	344,102
Lakeland Financial Corp.	4,829	320,694
Lazard, Ltd., Class A	7,810	370,194
MarketAxess Holdings, Inc.	669	318,390
Meta Financial Group, Inc.	7,637	375,664
Metropolitan Bank Holding Corp.(a)	6,863	537,373
Moelis & Co., Class A	6,428	398,215
Moody's Corp.	1,169	445,120
National Bank Holdings Corp., Class A	8,525	319,687
Old National Bancorp	17,117	285,169
Oppenheimer Holdings, Inc.	8,147	379,569
Park National Corp.	2,576	302,010
PennyMac Financial Services, Inc., Class A	5,322	354,179
PJT Partners, Inc., Class A	4,904	387,318
Popular, Inc.	4,796	364,208
Preferred Bank	5,349	341,748
Premier Financial Corp.	10,414	316,586
Prosperity Bancshares, Inc.	4,395	307,123
QCR Holdings, Inc.	7,427	385,833
S&P Global, Inc.	993	440,713
ServisFirst Bancshares, Inc.	5,737	421,211
SLM Corp.	20,121	377,269
Southside Bancshares, Inc.	8,802	331,747
Stewart Information Services Corp.	6,436	405,146
Stock Yards Bancorp, Inc.(b)	6,604	340,634
SVB Financial Group(a)	655	366,473
T Rowe Price Group, Inc.	2,061	461,396
Towers Watson & Co., Class A	4,618	401,812
Towne Bank	11,053	336,785
Triumph Bancorp, Inc.(a)	4,316	354,862
Truist Financial Corp.	5,945	339,222
Trustmark Corp.	9,916	313,544
UMB Financial Corp.	3,647	333,992
United Bankshares, Inc.	8,631	313,564
United Community Banks, Inc.	9,772	294,821
Valley National Bancorp	24,752	322,766
Virtu Financial, Inc., Class A	11,459	280,516
Walker & Dunlop, Inc.	3,187	353,916
Washington Trust Bancorp, Inc.	6,600	351,516
Western Alliance Bancorp	3,568	348,094
Total Financials		28,274,086

Health Care (15.45%)
Abbott Laboratories	2,928	370,011
AbbVie, Inc.	3,123	377,196
ABIOMED, Inc.(a)	1,121	407,999
Agilent Technologies, Inc.	2,815	493,948
Align Technology, Inc.(a)	638	452,342
Amneal Pharmaceuticals, Inc.(a)	51,577	290,894
Baxter International, Inc.	4,386	334,301
Becton Dickinson and Co.	1,445	363,706

Security Description	Shares	Value
Health Care (continued)
BioDelivery Sciences International, Inc.(a)	91,852	$354,549
Bio-Rad Laboratories, Inc., Class A(a)	627	504,622
Bio-Techne Corp.	891	444,734
Blueprint Medicines Corp.(a)	3,396	316,745
Cardinal Health, Inc.	6,046	317,355
Catalent, Inc.(a)	3,346	436,452
Catalyst Pharmaceuticals, Inc.(a)	83,442	459,765
Cerner Corp.	4,796	366,175
Charles River Laboratories International, Inc.(a)	1,219	541,065
Chemed Corp.	781	372,303
Cigna Corp.	1,432	303,083
Co.-Diagnostics, Inc.(a)(b)	25,727	276,565
Cooper Cos, Inc.	925	416,907
Danaher Corp.	1,633	529,353
DaVita, Inc.(a)	3,217	420,687
Edwards Lifesciences Corp.(a)	4,261	499,304
Eli Lilly & Co.	1,813	468,280
Emergent BioSolutions, Inc.(a)	3,722	234,784
Fulgent Genetics, Inc.(a)(b)	3,216	293,428
HCA Healthcare, Inc.	1,866	472,061
Hologic, Inc.(a)	4,914	388,943
Humana, Inc.	859	348,256
IDEXX Laboratories, Inc.(a)	683	460,178
InfuSystem Holdings, Inc.(a)	17,600	250,800
Innoviva, Inc.(a)	28,856	440,343
Johnson & Johnson	2,145	371,364
Laboratory Corp. of America Holdings(a)	1,450	439,901
LeMaitre Vascular, Inc.	7,700	435,974
Masimo Corp.(a)	1,506	408,939
Medpace Holdings, Inc.(a)	2,129	388,223
Merck & Co., Inc.	4,810	366,955
Meridian Bioscience, Inc.(a)	14,292	289,270
Mettler-Toledo International, Inc.(a)	324	503,117
PerkinElmer, Inc.	2,748	507,830
Pfizer, Inc.	9,663	445,174
Premier, Inc., Class A	10,196	379,087
Quest Diagnostics, Inc.	2,822	431,286
Repligen Corp.(a)	1,752	495,781
ResMed, Inc.	1,803	523,826
Royalty Pharma PLC	7,383	285,353
Sage Therapeutics, Inc.(a)	4,528	209,239
Select Medical Holdings Corp.	9,851	340,549
Thermo Fisher Scientific, Inc.	790	438,410
United Therapeutics Corp.(a)	2,078	446,521
Universal Health Services, Inc., Class B	2,535	394,852
Veeva Systems, Inc., Class A(a)	1,347	447,177
Waters Corp.(a)	1,283	531,188
West Pharmaceutical Services, Inc.	1,263	570,396
Zoetis, Inc.	2,233	456,782
Total Health Care		23,114,328

Security Description	Shares	Value
Industrials (13.51%)
3M Co.	1,852	$360,659
Advanced Drainage Systems, Inc.	3,322	379,206
AO Smith Corp.	5,275	383,598
Atkore, Inc.(a)	4,791	444,461
Atlas Air Worldwide Holdings, Inc.(a)	5,930	433,898
Boise Cascade Co.	6,116	353,811
Booz Allen Hamilton Holding Corp.	4,358	356,964
BWX Technologies, Inc.	5,439	312,362
Cintas Corp.	994	393,395
Comfort Systems USA, Inc.	4,757	361,437
Copart, Inc.(a)	3,176	458,360
Cummins, Inc.	1,297	306,066
Deere & Co.	926	350,056
Dover Corp.	2,553	445,141
Emerson Electric Co.	3,888	410,184
Encore Wire Corp.	4,930	419,099
Equifax, Inc.	2,036	554,321
Expeditors International of Washington, Inc.	3,398	423,527
Fastenal Co.	7,257	405,303
FedEx Corp.	1,327	352,571
Fortive Corp.	5,176	382,351
Fortune Brands Home & Security, Inc.	3,869	376,725
FTI Consulting, Inc.(a)	2,680	374,423
Generac Holdings, Inc.(a)	1,077	470,627
Graco, Inc.	4,965	389,355
Huntington Ingalls Industries, Inc.	1,774	362,198
IES Holdings, Inc.(a)	7,452	364,403
Illinois Tool Works, Inc.	1,584	368,850
Jacobs Engineering Group, Inc.	2,780	375,189
JB Hunt Transport Services, Inc.	2,188	388,151
Kansas City Southern	1,575	442,055
Leidos Holdings, Inc.	3,658	358,886
Lockheed Martin Corp.	997	358,721
Masco Corp.	6,082	369,299
Matson, Inc.	4,717	373,445
Mueller Industries, Inc.	7,965	355,319
Mueller Water Products, Inc.	24,681	410,198
Nordson Corp.	1,679	400,609
Northrop Grumman Corp.	1,153	423,958
Old Dominion Freight Line, Inc.	1,512	436,545
Parker-Hannifin Corp.	1,117	331,380
Quanta Services, Inc.	3,968	405,133
Rockwell Automation, Inc.	1,339	435,778
Simpson Manufacturing Co., Inc.	3,169	358,572
Snap-on, Inc.	1,570	353,172
Stanley Black & Decker, Inc.	1,821	351,945
Teledyne Technologies, Inc.(a)	884	409,628
Toro Co.	3,350	368,299
Trex Co., Inc.(a)	3,548	389,428
TriNet Group, Inc.(a)	4,133	380,567
UFP Industries, Inc.	4,810	361,135

Security Description	Shares	Value
Industrials (continued)
WW Grainger, Inc.	889	$385,559
Total Industrials		20,216,322

Information Technology (18.98%)
Adobe, Inc.(a)	782	519,013
Advanced Energy Industries, Inc.	3,221	290,470
Advanced Micro Devices, Inc.(a)	4,184	463,252
Alarm.com Holdings, Inc.(a)	3,908	329,562
Amdocs, Ltd.	4,259	328,071
Amphenol Corp., Class A	5,302	406,292
Analog Devices, Inc.	4,681	762,699
ANSYS, Inc.(a)	1,047	382,532
Apple, Inc.	2,757	418,595
Applied Materials, Inc.	2,922	394,850
Arista Networks, Inc.(a)	1,206	445,653
Aspen Technology, Inc.(a)	2,308	298,886
Autodesk, Inc.(a)	1,258	390,093
Automatic Data Processing, Inc.	1,839	384,425
Aviat Networks, Inc.(a)	10,777	381,937
Black Knight, Inc.(a)	4,440	335,975
Broadcom, Inc.	724	359,980
Broadridge Financial Solutions, Inc.	2,345	403,856
Cabot Microelectronics Corp.	1,915	253,967
Cadence Design Systems, Inc.(a)	2,676	437,472
Cambium Networks Corp.(a)	6,773	253,784
CDW Corp.	2,151	431,512
ChannelAdvisor Corp.(a)	14,422	369,492
Cirrus Logic, Inc.(a)	4,332	362,458
Cisco Systems, Inc.	6,971	411,428
Citrix Systems, Inc.	2,542	261,496
Clearfield, Inc.(a)(b)	10,349	468,913
Cognex Corp.	4,155	368,216
Dell Technologies, Inc.(a)	3,888	378,924
Digital Turbine, Inc.(a)(b)	4,455	260,395
Dolby Laboratories, Inc., Class A	3,435	340,443
Enphase Energy, Inc.(a)	2,082	361,706
Entegris, Inc.	3,283	394,420
EPAM Systems, Inc.(a)	946	598,638
EVERTEC, Inc.	9,119	421,754
Fair Isaac Corp.(a)	721	331,473
FormFactor, Inc.(a)	7,525	292,572
Fortinet, Inc.(a)	1,827	575,761
Gartner, Inc.(a)	1,877	579,505
II-VI, Inc.(a)(b)	4,823	303,753
Intel Corp.	5,344	288,897
Intuit, Inc.	890	503,838
Keysight Technologies, Inc.(a)	2,518	451,679
KLA Corp.	1,167	396,733
Lam Research Corp.	633	382,851
Micron Technology, Inc.	3,787	279,102
Microsoft Corp.	1,456	439,537
MKS Instruments, Inc.	1,946	286,412
Monolithic Power Systems, Inc.	1,029	509,283
NVIDIA Corp.	2,605	583,129
Oracle Corp.	5,180	461,693

Security Description	Shares	Value
Information Technology (continued)
Paychex, Inc.	3,532	$404,308
PayPal Holdings, Inc.(a)	1,388	400,660
PTC, Inc.(a)	2,553	336,128
Qorvo, Inc.(a)	1,918	360,642
QUALCOMM, Inc.	2,590	379,927
salesforce.com, Inc.(a)	1,614	428,146
Skyworks Solutions, Inc.	1,912	350,776
SS&C Technologies Holdings, Inc.	5,033	380,797
Synopsys, Inc.(a)	1,478	491,051
Teradyne, Inc.	2,951	358,369
Texas Instruments, Inc.	1,955	373,229
Trade Desk, Inc., Class A(a)	4,502	360,385
TTEC Holdings, Inc.	3,740	394,420
Turtle Beach Corp.(a)	12,210	346,886
Ubiquiti, Inc.	994	323,408
Universal Display Corp.	1,515	316,014
VirnetX Holding Corp.(a)(b)	57,454	257,968
VMware, Inc., Class A(a)(b)	2,342	348,654
Xilinx, Inc.(a)	2,680	416,981
Xperi Corp.	14,298	305,548
Zebra Technologies Corp., Class A(a)	731	429,221
Zoom Video Communications, Inc., Class A(a)	1,033	299,054
Total Information Technology		28,399,949

Materials (4.68%)
Avery Dennison Corp.	1,918	432,298
Ball Corp.	4,128	396,123
Berry Global Group, Inc.(a)	5,937	398,788
Celanese Corp.	2,409	382,067
Crown Holdings, Inc.	3,569	391,841
Eagle Materials, Inc.	2,625	411,705
FMC Corp.	3,186	298,305
FutureFuel Corp.	27,982	224,136
Ingevity Corp.(a)	4,411	354,600
Louisiana-Pacific Corp.	6,414	406,904
Martin Marietta Materials, Inc.	1,044	398,025
Mosaic Co.	10,485	337,407
Myers Industries, Inc.	17,700	403,560
RPM International, Inc.	3,933	323,647
Scotts Miracle-Gro Co.	1,474	231,167
Sealed Air Corp.	7,669	468,039
Sherwin-Williams Co.	1,476	448,217
Southern Copper Corp.	4,691	293,610
Tronox Holdings PLC	18,984	401,132
Total Materials		7,001,571

Real Estate (0.25%)
VICI Properties, Inc.(b)	12,317	380,719

Utilities (0.49%)
PPL Corp.	12,236	359,126

Security Description	Shares	Value
Utilities (continued)
Southern Co.	5,653	$371,572
Total Utilities		730,698

TOTAL COMMON STOCKS
(Cost $110,239,395)		147,763,051

Security Description	Shares	Value
LIMITED PARTNERSHIPS (0.45%)
Energy (0.45%)
BP Midstream Partners LP	27,075	355,765
Cheniere Energy Partners LP	7,847	320,393
Total Energy		676,158

TOTAL LIMITED PARTNERSHIPS
(Cost $707,793)		676,158

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (1.07%)
Money Market Fund (0.76%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $1,137,402)	0.01%	1,137,402	1,137,402

Investments Purchased with Collateral from Securities Loaned (0.31%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%
(Cost $459,900)		459,900	459,900
TOTAL SHORT TERM INVESTMENTS
(Cost $1,597,302)			1,597,302

TOTAL INVESTMENTS (100.27%)
(Cost $112,544,490)			$150,036,511
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.27%)			(401,245)
NET ASSETS - 100.00%			$149,635,266

(a)	Non-income producing security.
(b)	The security, or a portion of the security position is currently on loan. The total market value of securities on loan is $3,680,506.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of August 31, 2021, the market value of those securities was $428,831 representing 0.29% of net assets.

See Notes to Quarterly Schedule of Investments.

RiverFront Dynamic Core Income ETF

Schedule of Investments

As of August 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (64.44%)
Communications (8.23%)
AT&T, Inc.
2.55%, 12/01/2033(a)	$2,066,000	$2,078,914
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025	1,143,000	1,294,932
Comcast Corp.
3.60%, 03/01/2024	74,000	79,642
3.55%, 05/01/2028	197,000	220,623
4.15%, 10/15/2028	1,104,000	1,282,328
Discovery Communications LLC
2.95%, 03/20/2023	72,000	74,584
3.95%, 03/20/2028	136,000	152,063
Sirius XM Radio, Inc.
3.13%, 09/01/2026(a)	1,265,000	1,290,490
T-Mobile USA, Inc.
4.00%, 04/15/2022	197,000	200,201
Verizon Communications, Inc.
3.38%, 02/15/2025	859,000	930,748
3M US L + 1.10%, 05/15/2025(b)	112,000	115,236
4.33%, 09/21/2028	197,000	230,278
4.02%, 12/03/2029	111,000	127,834
ViacomCBS, Inc.
3.50%, 01/15/2025	368,000	395,998
3.70%, 06/01/2028	50,000	55,922
Walt Disney Co.
2.00%, 09/01/2029	1,265,000	1,290,609
Total Communications		9,820,402

Consumer Discretionary (6.77%)
ADT Security Corp.
4.13%, 06/15/2023	93,000	97,883
Alibaba Group Holding, Ltd.
3.60%, 11/28/2024	273,000	294,498
3.40%, 12/06/2027	197,000	214,749
Amazon.com, Inc.
3.15%, 08/22/2027	412,000	456,240
CoreCivic, Inc.
4.63%, 05/01/2023	197,000	200,342
eBay, Inc.
3.45%, 08/01/2024	136,000	146,083
Ford Motor Co.
9.63%, 04/22/2030	1,143,000	1,631,221
General Motors Financial Co., Inc.
4.38%, 09/25/2021	68,000	68,175
3.70%, 05/09/2023	350,000	365,933
3.60%, 06/21/2030	1,091,000	1,185,879
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027	1,143,000	1,228,656

Security Description	Principal Amount	Value
Consumer Discretionary (continued)
Lowe's Cos., Inc.
2.50%, 04/15/2026	$136,000	$144,581
3.10%, 05/03/2027	136,000	148,697
Marriott International, Inc.
4.00%, 04/15/2028(c)	185,000	204,651
McDonald's Corp.
3.70%, 01/30/2026	197,000	218,131
3.50%, 03/01/2027	68,000	75,265
Nordstrom, Inc.
4.25%, 08/01/2031	1,143,000	1,189,547
Starbucks Corp.
3.85%, 10/01/2023	197,000	209,429
Total Consumer Discretionary		8,079,960

Consumer Staples (1.89%)
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/2028	1,279,000	1,457,052
Constellation Brands, Inc.
4.25%, 05/01/2023	197,000	208,832
4.75%, 12/01/2025	68,000	78,040
Kroger Co.
3.70%, 08/01/2027	69,000	77,626
Procter & Gamble Co.
2.45%, 11/03/2026	197,000	211,316
Walmart, Inc.
3.70%, 06/26/2028	197,000	225,142
Total Consumer Staples		2,258,008

Energy (6.67%)
BP Capital Markets PLC
3.72%, 11/28/2028	136,000	153,553
Chevron Corp.
2.90%, 03/03/2024	350,000	370,145
3.33%, 11/17/2025	197,000	215,510
2.95%, 05/16/2026	194,000	210,421
ConocoPhillips
3.75%, 10/01/2027(a)	144,000	162,085
ConocoPhillips Co.
4.95%, 03/15/2026	136,000	157,747
Continental Resources, Inc.
4.50%, 04/15/2023	197,000	205,618
3.80%, 06/01/2024	197,000	210,544
Energy Transfer LP
3.60%, 02/01/2023	115,000	118,953
4.25%, 03/15/2023	35,000	36,600
Enterprise Products Operating LLC
3.35%, 03/15/2023	350,000	362,873
Exxon Mobil Corp.
3.04%, 03/01/2026	495,000	537,049
Halliburton Co.
3.80%, 11/15/2025	10,000	11,014
Hess Midstream Operations LP
4.25%, 02/15/2030(a)	1,143,000	1,158,945
Kinder Morgan Energy Partners LP
4.25%, 09/01/2024	197,000	214,942
Marathon Oil Corp.
4.40%, 07/15/2027	50,000	56,560

Security Description	Principal Amount	Value
Energy (continued)
Marathon Petroleum Corp.
3.80%, 04/01/2028	$136,000	$150,264
MPLX LP
4.50%, 07/15/2023	185,000	196,360
ONEOK Partners LP
3.38%, 10/01/2022	350,000	358,321
Ovintiv Exploration, Inc.
5.63%, 07/01/2024	197,000	219,652
Sabine Pass Liquefaction LLC
5.63%, 04/15/2023	273,000	291,284
5.75%, 05/15/2024	136,000	151,686
Schlumberger Investment SA
3.65%, 12/01/2023	568,000	604,388
Shell International Finance BV
2.88%, 05/10/2026	197,000	212,893
2.75%, 04/06/2030	1,143,000	1,223,554
Williams Cos., Inc.
4.55%, 06/24/2024	136,000	149,003
3.90%, 01/15/2025	206,000	223,616
Total Energy		7,963,580

Financials (20.72%)
Aflac, Inc.
3.63%, 11/15/2024	273,000	298,728
Ally Financial, Inc.
4.13%, 02/13/2022	513,000	521,586
Bank of America Corp.
4.25%, 10/22/2026	1,714,000	1,947,993
Berkshire Hathaway, Inc.
3.13%, 03/15/2026	350,000	383,132
Chubb INA Holdings, Inc.
3.35%, 05/03/2026	339,000	373,025
Citigroup, Inc.
3M US L + 1.43%, 09/01/2023(b)	350,000	354,247
4.45%, 09/29/2027	197,000	225,679
6.63%, 06/15/2032	706,000	965,519
CME Group, Inc.
3.75%, 06/15/2028	68,000	77,943
Cooperatieve Rabobank UA
4.63%, 12/01/2023	350,000	380,996
Credit Suisse Group AG
4.55%, 04/17/2026	322,000	364,826
Deutsche Bank AG
4.25%, 10/14/2021	197,000	197,880
3.95%, 02/27/2023	136,000	142,673
Discover Bank
4.65%, 09/13/2028	185,000	217,173
Goldman Sachs Group, Inc.
3M US L + 0.75%, 02/23/2023(b)	568,000	572,881
3M US L + 1.60%, 11/29/2023(b)	350,000	360,318
3.50%, 11/16/2026	35,000	38,127
5.95%, 01/15/2027	978,000	1,191,986
Host Hotels & Resorts LP
4.00%, 06/15/2025	136,000	147,134

Security Description	Principal Amount	Value
Financials (continued)
HSBC Holdings PLC
4.30%, 03/08/2026	$185,000	$208,722
3.90%, 05/25/2026	273,000	303,787
3M US L + 1.38%, 09/12/2026(b)	197,000	203,392
4.38%, 11/23/2026	136,000	153,080
Huntington Bancshares, Inc.
4.00%, 05/15/2025	50,000	55,365
Intercontinental Exchange, Inc.
3.75%, 12/01/2025	136,000	150,321
3.10%, 09/15/2027	180,000	196,713
3.75%, 09/21/2028	197,000	222,621
International Lease Finance Corp.
5.88%, 08/15/2022	185,000	194,490
Iron Mountain, Inc.
4.88%, 09/15/2027(a)	1,143,000	1,191,577
JPMorgan Chase & Co.
3.38%, 05/01/2023	273,000	286,073
3M US L + 1.23%, 10/24/2023(b)	809,000	819,326
4.25%, 10/01/2027	1,342,000	1,540,663
KeyBank NA/Cleveland OH
3.38%, 03/07/2023	185,000	193,606
Lincoln National Corp.
3.35%, 03/09/2025	273,000	295,903
3.80%, 03/01/2028	68,000	76,482
M&T Bank Corp.
3M US L + 0.68%, 07/26/2023(b)	350,000	353,403
MetLife, Inc.
3.60%, 04/10/2024	341,000	367,924
6.50%, 12/15/2032	50,000	71,397
Mitsubishi UFJ Financial Group, Inc.
3.85%, 03/01/2026	273,000	304,940
Mizuho Financial Group, Inc.
2.95%, 02/28/2022	197,000	199,627
3M US L + 1.00%, 09/11/2024(b)	700,000	709,475
3.17%, 09/11/2027	68,000	74,027
Morgan Stanley
3M US L + 1.40%, 10/24/2023(b)	700,000	710,158
5.00%, 11/24/2025	427,000	491,643
3.63%, 01/20/2027	538,000	598,339
National Australia Bank, Ltd.
2.50%, 07/12/2026	68,000	72,545
Natwest Group PLC
3M US L + 1.48%, 05/15/2023(b)	273,000	278,820
3M US L + 1.47%, 05/15/2023(b)	350,000	353,057
PNC Financial Services Group, Inc.
3.15%, 05/19/2027	273,000	300,395
3.45%, 04/23/2029	1,091,000	1,218,740
Prudential Financial, Inc.
4.50%, 11/16/2021	136,000	137,139

Security Description	Principal Amount	Value
Financials (continued)
Simon Property Group LP
3.38%, 10/01/2024	$68,000	$73,018
3.38%, 12/01/2027	136,000	149,873
Starwood Property Trust, Inc.
5.00%, 12/15/2021	185,000	185,264
State Street Corp.
3.30%, 12/16/2024	197,000	214,087
3.55%, 08/18/2025	93,000	102,802
Truist Bank
3.30%, 05/15/2026	273,000	300,428
UBS Group AG
3.49%, 05/23/2023(a)	136,000	139,056
4.13%, 09/24/2025(a)	113,000	125,904
4.13%, 04/15/2026(a)	68,000	76,300
Visa, Inc.
3.15%, 12/14/2025	197,000	215,142
2.75%, 09/15/2027	185,000	201,366
Wells Fargo & Co.
3M US L + 1.23%, 10/31/2023(b)	195,000	197,639
3.00%, 04/22/2026	1,528,000	1,654,494
Total Financials		24,730,969

Health Care (7.02%)
AbbVie, Inc.
3.20%, 11/21/2029	1,143,000	1,249,850
Aetna, Inc.
3.50%, 11/15/2024	197,000	212,463
Anthem, Inc.
3.50%, 08/15/2024	68,000	73,035
Bristol-Myers Squibb Co.
3.25%, 02/27/2027	768,000	851,148
Cigna Corp.
3.00%, 07/15/2023	340,000	354,592
4.38%, 10/15/2028	154,000	179,882
CVS Health Corp.
4.30%, 03/25/2028	392,000	451,846
DaVita, Inc.
4.63%, 06/01/2030(a)	1,143,000	1,195,692
Eli Lilly & Co.
2.75%, 06/01/2025	50,000	53,346
Gilead Sciences, Inc.
4.40%, 12/01/2021	136,000	136,000
2.50%, 09/01/2023	136,000	141,289
HCA, Inc.
5.38%, 09/01/2026	1,143,000	1,319,936
Johnson & Johnson
2.45%, 03/01/2026	350,000	373,505
Medtronic, Inc.
3.50%, 03/15/2025	74,000	80,859
Merck & Co., Inc.
2.80%, 05/18/2023	685,000	713,692
Pfizer, Inc.
3.20%, 09/15/2023	284,000	300,061
3.00%, 12/15/2026	136,000	149,975
Thermo Fisher Scientific, Inc.
3.65%, 12/15/2025	113,000	124,377

Security Description	Principal Amount	Value
Health Care (continued)
UnitedHealth Group, Inc.
3.75%, 07/15/2025	$273,000	$303,331
3.10%, 03/15/2026	112,000	122,549
Total Health Care		8,387,428

Industrials (5.11%)
3M Co.
3.25%, 02/14/2024	568,000	605,049
Boeing Co.
3.45%, 11/01/2028	197,000	211,437
5.15%, 05/01/2030	1,143,000	1,354,982
CNH Industrial NV
4.50%, 08/15/2023	273,000	292,785
CSX Corp.
3.40%, 08/01/2024	197,000	211,825
2.60%, 11/01/2026	68,000	72,524
FedEx Corp.
3.40%, 02/15/2028	197,000	219,335
General Dynamics Corp.
3.50%, 05/15/2025	266,000	290,881
2.63%, 11/15/2027	197,000	212,678
General Electric Co.
3.45%, 05/01/2027	1,143,000	1,261,595
Honeywell International, Inc.
2.50%, 11/01/2026	197,000	210,224
John Deere Capital Corp.
2.65%, 06/24/2024	273,000	289,385
Lockheed Martin Corp.
3.55%, 01/15/2026	197,000	217,963
Northrop Grumman Corp.
3.25%, 01/15/2028	197,000	215,476
Textron, Inc.
3.65%, 03/15/2027	185,000	205,345
United Parcel Service, Inc.
2.40%, 11/15/2026	33,000	35,153
XPO Logistics, Inc.
6.13%, 09/01/2023	197,000	197,000
Total Industrials		6,103,637

Materials (2.40%)
Ball Corp.
4.00%, 11/15/2023	197,000	208,574
Celanese US Holdings LLC
4.63%, 11/15/2022	136,000	142,572
DuPont de Nemours, Inc.
4.73%, 11/15/2028	1,143,000	1,363,112
Glencore Funding LLC
3.00%, 10/27/2022(a)	350,000	359,047
LyondellBasell Industries NV
5.75%, 04/15/2024	197,000	220,126
Nutrien, Ltd.
3.50%, 06/01/2023	197,000	205,775
Sherwin-Williams Co.
3.45%, 08/01/2025	197,000	214,456
3.45%, 06/01/2027	136,000	150,393
Total Materials		2,864,055

Security Description	Principal Amount	Value
Technology (4.27%)
Apple, Inc.
3.20%, 05/11/2027	$1,143,000	$1,265,176
Broadcom, Inc.
4.11%, 09/15/2028	205,000	230,021
Flex, Ltd.
5.00%, 02/15/2023	273,000	289,458
Intel Corp.
2.60%, 05/19/2026	197,000	211,987
International Business Machines Corp.
3.63%, 02/12/2024	197,000	211,624
Microsoft Corp.
3.30%, 02/06/2027	952,000	1,061,840
3.45%, 08/08/2036	86,000	100,779
2.92%, 03/17/2052	93,000	99,893
Moody's Corp.
4.50%, 09/01/2022	33,000	34,009
Oracle Corp.
3.40%, 07/08/2024	197,000	211,005
3.25%, 11/15/2027	1,067,000	1,164,515
S&P Global, Inc.
4.00%, 06/15/2025	197,000	218,565
Total Technology		5,098,872

Utilities (1.36%)
CMS Energy Corp.
3.60%, 11/15/2025	113,000	123,140
Consumers Energy Co.
3.38%, 08/15/2023	136,000	142,953
3.13%, 08/31/2024	136,000	144,547
Dominion Energy, Inc.
4.25%, 06/01/2028	185,000	213,138
Duke Energy Carolinas LLC
2.95%, 12/01/2026	136,000	147,417
Exelon Corp.
3.50%, 06/01/2022	136,000	138,815
3.40%, 04/15/2026	112,000	122,255
Exelon Generation Co. LLC
4.25%, 06/15/2022	68,000	69,429
Southern Co.
2.95%, 07/01/2023	350,000	364,669
Southwestern Electric Power Co.
4.10%, 09/15/2028	136,000	155,271
Total Utilities		1,621,634

TOTAL CORPORATE BONDS
(Cost $74,793,024)		76,928,545

GOVERNMENT BONDS (26.53%)
United States Treasury Bond
2.75%, 02/15/2028	6,992,000	7,762,487
3.88%, 08/15/2040	974,300	1,311,461
1.88%, 02/15/2041	6,303,000	6,350,273
2.75%, 11/15/2047	1,324,000	1,552,907
1.88%, 02/15/2051	4,583,000	4,521,773
United States Treasury Inflation Indexed Bonds
2.13%, 02/15/2040(d)	389,316	592,619

Security Description	Principal Amount	Value
Utilities (continued)
United States Treasury Note
2.88%, 11/15/2021	$3,502,000	$3,522,215
2.88%, 10/31/2023	2,087,000	2,205,779
3.00%, 10/31/2025	3,502,000	3,842,829
TOTAL GOVERNMENT BONDS
(Cost $29,904,542)		31,662,343

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (8.35%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund	0.01%	9,971,269	9,971,269
TOTAL SHORT TERM INVESTMENTS
(Cost $9,971,269)			9,971,269

TOTAL INVESTMENTS (99.32%)
(Cost $114,668,835)			$118,562,157
OTHER ASSETS IN EXCESS OF LIABILITIES (0.68%)			815,401
NET ASSETS - 100.00%			$119,377,558

Investment Abbreviations:
LIBOR - London Interbank Offered Rate

Reference Rates:
3M US L - 3 Month LIBOR as of August 31, 2021 was 0.12%

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $7,778,010, representing 6.52% of net assets.
(b)	Floating or variable rate security. The reference rate is described above. The rate in effect as of August 31, 2021 is based on the reference rate plus the displayed spread as of the security's last reset date.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of August 31, 2021, the market value of those securities was $204,651 representing 0.17% of net assets.
(d)	Principal amount of security is adjusted for inflation.

See Notes to Quarterly Schedule of Investments.

RiverFront Dynamic Unconstrained Income ETF

Schedule of Investments

As of August 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (80.58%)
Communications (12.14%)
Altice France SA
7.38%, 05/01/2026(a)	$200,000	$207,844
AMC Networks, Inc.
4.75%, 08/01/2025	78,000	80,047
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 05/01/2027(a)	112,000	117,230
5.00%, 02/01/2028(a)	39,000	40,905
CSC Holdings LLC
5.75%, 01/15/2030(a)	224,000	236,996
DISH DBS Corp.
5.88%, 07/15/2022	85,000	88,012
Hughes Satellite Systems Corp.
6.63%, 08/01/2026	56,000	63,706
Level 3 Financing, Inc.
4.63%, 09/15/2027(a)	150,000	154,875
Lumen Technologies, Inc.
7.50%, 04/01/2024	29,000	32,299
Netflix, Inc.
5.50%, 02/15/2022	106,000	108,241
Sinclair Television Group, Inc.
5.13%, 02/15/2027(a)	29,000	28,212
Sprint Communications, Inc.
6.00%, 11/15/2022	119,000	125,842
Sprint Corp.
7.88%, 09/15/2023	56,000	63,515
7.13%, 06/15/2024	56,000	64,470
Uber Technologies, Inc.
8.00%, 11/01/2026(a)	111,000	118,354
VeriSign, Inc.
4.75%, 07/15/2027	56,000	59,219
ViacomCBS, Inc.
5.88%, 02/28/2057	40,000	40,550
Ziggo BV
5.50%, 01/15/2027(a)	85,000	87,961
Total Communications		1,718,278

Consumer Discretionary (22.95%)
ADT Security Corp.
4.13%, 08/01/2029(a)	144,000	143,997
American Airlines, Inc.
11.75%, 07/15/2025(a)	99,000	123,032
Aramark Services, Inc.
5.00%, 02/01/2028(a)	57,000	59,341
Bath & Body Works, Inc.
6.88%, 11/01/2035	150,000	192,750
Builders FirstSource, Inc.
6.75%, 06/01/2027(a)	33,000	35,269
Caesars Entertainment, Inc.
8.13%, 07/01/2027(a)	130,000	143,851
Carnival Corp.
5.75%, 03/01/2027(a)	150,000	153,607
Security Description	Principal Amount	Value
Consumer Discretionary (continued)
Delta Air Lines, Inc.
7.00%, 05/01/2025(a)	$59,000	$68,992
Ford Motor Co.
9.00%, 04/22/2025	254,000	310,629
Ford Motor Credit Co. LLC
4.13%, 08/04/2025	224,000	239,400
Hanesbrands, Inc.
4.88%, 05/15/2026(a)	161,000	175,892
KB Home
7.50%, 09/15/2022	72,000	76,500
Lennar Corp.
4.75%, 11/29/2027	111,000	129,323
Masonite International Corp.
3.50%, 02/15/2030(a)	144,000	144,521
Mattel, Inc.
6.20%, 10/01/2040	150,000	193,556
MGM Resorts International
6.00%, 03/15/2023	111,000	117,660
Penn National Gaming, Inc.
4.13%, 07/01/2029(a)	144,000	144,003
PulteGroup, Inc.
5.00%, 01/15/2027	23,000	26,799
Royal Caribbean Cruises, Ltd.
5.50%, 04/01/2028(a)	150,000	151,500
Scientific Games International, Inc.
7.25%, 11/15/2029(a)	125,000	139,688
Scotts Miracle-Gro Co.
5.25%, 12/15/2026	78,000	80,925
Service Corp. International
4.63%, 12/15/2027	99,000	104,787
Six Flags Entertainment Corp.
4.88%, 07/31/2024(a)	56,000	56,676
Toll Brothers Finance Corp.
4.88%, 03/15/2027	56,000	63,648
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50%, 03/01/2025(a)	56,000	59,430
Wynn Macau, Ltd.
4.88%, 10/01/2024(a)	112,000	112,982
Total Consumer Discretionary		3,248,758

Consumer Staples (2.18%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
7.50%, 03/15/2026(a)	130,000	141,670
B&G Foods, Inc.
5.25%, 04/01/2025	56,000	57,540
Kraft Heinz Foods Co.
3.00%, 06/01/2026	103,000	109,284
Total Consumer Staples		308,494

Energy (11.64%)
Apache Corp.
4.25%, 01/15/2030	140,000	150,887
Chesapeake Energy Corp.
5.50%, 02/01/2026(a)	150,000	157,044

Security Description	Principal Amount	Value
Energy (continued)
Comstock Resources, Inc.
6.75%, 03/01/2029(a)	$125,000	$131,063
Continental Resources, Inc.
3.80%, 06/01/2024	111,000	118,631
CrownRock LP / CrownRock Finance, Inc.
5.63%, 10/15/2025(a)	56,000	57,746
DCP Midstream Operating LP
5.38%, 07/15/2025	78,000	85,995
Endeavor Energy Resources LP / EER Finance, Inc.
5.50%, 01/30/2026(a)	56,000	58,042
EQM Midstream Partners LP
5.50%, 07/15/2028	111,000	121,267
EQT Corp.
3.90%, 10/01/2027	72,000	77,835
Murphy Oil Corp.
5.75%, 08/15/2025	85,000	87,019
Nabors Industries, Ltd.
7.50%, 01/15/2028(a)	150,000	136,728
NGL Energy Partners LP / NGL Energy Finance Corp.
6.13%, 03/01/2025	278,000	230,810
Sunoco LP / Sunoco Finance Corp.
5.50%, 02/15/2026	56,000	57,607
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.88%, 04/15/2026	85,000	89,038
USA Compression Partners LP / USA Compression Finance Corp.
6.88%, 04/01/2026	85,000	88,429
Total Energy		1,648,141

Financials (7.47%)
Ally Financial, Inc.
5.75%, 11/20/2025	112,000	127,931
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027(a)	6,000	5,961
CIT Group, Inc.
5.00%, 08/15/2022	130,000	135,323
5.25%, 03/07/2025	46,000	51,909
Iron Mountain, Inc.
4.88%, 09/15/2027(a)	111,000	115,718
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc.
5.63%, 05/01/2024	56,000	61,110
Navient Corp.
6.50%, 06/15/2022	99,000	102,836
OneMain Finance Corp.
5.63%, 03/15/2023	88,000	93,068
Rocket Mortgage LLC
5.25%, 01/15/2028(a)	78,000	82,193
Service Properties Trust
5.50%, 12/15/2027	111,000	119,187
Starwood Property Trust, Inc.
4.75%, 03/15/2025	39,000	40,901
Security Description	Principal Amount	Value
Financials (continued)
VICI Properties LP / VICI Note Co., Inc.
4.63%, 12/01/2029(a)	$111,000	$120,851
Total Financials		1,056,988

Health Care (8.03%)
Bausch Health Cos., Inc.
6.13%, 04/15/2025(a)	27,000	27,641
9.00%, 12/15/2025(a)	39,000	41,535
6.25%, 02/15/2029(a)	169,000	167,932
Centene Corp.
3.00%, 10/15/2030	150,000	154,963
CHS/Community Health Systems, Inc.
6.63%, 02/15/2025(a)	99,000	104,185
DaVita, Inc.
4.63%, 06/01/2030(a)	150,000	156,915
HCA, Inc.
5.88%, 05/01/2023	130,000	140,238
Tenet Healthcare Corp.
4.88%, 01/01/2026(a)	169,000	175,515
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/2023	169,000	167,266
Total Health Care		1,136,190

Industrials (5.17%)
Bombardier, Inc.
7.88%, 04/15/2027(a)	288,000	302,314
Howmet Aerospace, Inc.
5.13%, 10/01/2024	78,000	85,822
TransDigm, Inc.
6.25%, 03/15/2026(a)	169,000	177,872
United Rentals North America, Inc.
5.88%, 09/15/2026	161,000	166,096
Total Industrials		732,104

Materials (4.93%)
Ball Corp.
4.88%, 03/15/2026	56,000	62,930
Berry Global, Inc.
4.88%, 07/15/2026(a)	39,000	41,176
Crown Americas LLC / Crown Americas Capital Corp. V
4.25%, 09/30/2026	96,000	103,560
Freeport-McMoRan, Inc.
4.55%, 11/14/2024	111,000	120,296
Graphic Packaging International LLC
4.75%, 07/15/2027(a)	78,000	84,370
Koppers, Inc.
6.00%, 02/15/2025(a)	56,000	57,470
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024(a)	56,000	56,725
NOVA Chemicals Corp.
5.25%, 06/01/2027(a)	85,000	90,937

Security Description	Principal Amount	Value
Materials (continued)
Rayonier AM Products, Inc.
5.50%, 06/01/2024(a)	$21,000	$21,076
Sealed Air Corp.
5.25%, 04/01/2023(a)	56,000	58,870
Total Materials		697,410

Technology (2.36%)
Amkor Technology, Inc.
6.63%, 09/15/2027(a)	39,000	42,054
CommScope Technologies LLC
6.00%, 06/15/2025(a)	48,000	48,876
MSCI, Inc.
5.38%, 05/15/2027	56,000	59,797
NortonLifeLock, Inc.
5.00%, 04/15/2025(a)	56,000	56,682
Seagate HDD Cayman
4.09%, 06/01/2029(a)	22,000	23,295
Western Digital Corp.
4.75%, 02/15/2026	56,000	62,612
Xerox Corp.
4.38%, 03/15/2023	39,000	40,890
Total Technology		334,206

Utilities (3.71%)
AmeriGas Partners LP / AmeriGas Finance Corp.
5.75%, 05/20/2027	85,000	95,756
Calpine Corp.
5.13%, 03/15/2028(a)	111,000	113,081
Cemig Geracao e Transmissao SA
9.25%, 12/05/2024(a)	56,000	64,274
FirstEnergy Corp.
7.38%, 11/15/2031	99,000	138,514
NRG Energy, Inc.
6.63%, 01/15/2027	71,000	73,776
Vistra Operations Co. LLC
5.00%, 07/31/2027(a)	39,000	40,515
Total Utilities		525,916

TOTAL CORPORATE BONDS
(Cost $11,168,558)		11,406,485

Security Description	Shares	Value
EXCHANGE TRADED FUNDS (9.85%)
iShares iBoxx High Yield Corporate Bond ETF	8,100	713,529
Xtrackers USD High Yield Corporate Bond ETF	16,875	680,737

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,301,041)		1,394,266
7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (8.40%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund	0.01%	1,188,550	$1,188,550
TOTAL SHORT TERM INVESTMENTS
(Cost $1,188,550)			1,188,550

TOTAL INVESTMENTS (98.83%)
(Cost $13,658,149)			$13,989,301
OTHER ASSETS IN EXCESS OF LIABILITIES (1.17%)			165,815
NET ASSETS - 100.00%			$14,155,116

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $5,665,484, representing 40.02% of net assets.

See Notes to Quarterly Schedule of Investments.

efr

O

RiverFront Dynamic US Dividend Advantage ETF

Schedule of Investments

As of August 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.61%)
Communication Services (5.34%)
AT&T, Inc.	54,338	$1,489,948
Facebook, Inc., Class A(a)	3,734	1,416,605
News Corp., Class B	74,186	1,634,317
Sirius XM Holdings, Inc.(b)	153,395	961,787
Verizon Communications, Inc.	27,826	1,530,430
Total Communication Services		7,033,087

Consumer Discretionary (10.97%)
Amazon.com, Inc.(a)	1,531	5,313,780
Best Buy Co., Inc.	9,403	1,095,544
Dollar General Corp.	3,207	714,872
Domino's Pizza, Inc.	2,555	1,320,654
Lowe's Cos., Inc.	6,924	1,411,734
NIKE, Inc., Class B	4,453	733,587
PulteGroup, Inc.	12,591	678,151
Starbucks Corp.	11,492	1,350,195
Target Corp.	7,398	1,827,158
Total Consumer Discretionary		14,445,675

Consumer Staples (7.05%)
Coca-Cola Co.	43,346	2,440,813
Colgate-Palmolive Co.	22,093	1,722,149
Mondelez International, Inc., Class A	31,878	1,978,668
Philip Morris International, Inc.	5,581	574,843
Vector Group, Ltd.	74,971	1,126,065
Walmart, Inc.	9,741	1,442,642
Total Consumer Staples		9,285,180

Energy (1.17%)
Kinder Morgan, Inc.	95,045	1,546,382

Financials (9.30%)
Ameriprise Financial, Inc.	6,206	1,693,680
Artisan Partners Asset Management, Inc., Class A	17,605	914,756
Bank of America Corp.	75,547	3,154,087
First Republic Bank	614	122,149
FNB Corp.	65,730	767,726
Fulton Financial Corp.	62,674	993,383
Mercury General Corp.	12,390	739,807
Navient Corp.	43,059	999,399
Progressive Corp.	12,122	1,167,834
Starwood Property Trust, Inc.	33,992	876,994
Trustmark Corp.	26,049	823,669
Total Financials		12,253,484

Health Care (10.24%)
AbbVie, Inc.	10,024	1,210,699
Boston Scientific Corp.(a)	45,345	2,047,327
Eli Lilly & Co.	12,115	3,129,183
Security Description	Shares	Value
Health Care (continued)
Humana, Inc.	3,229	$1,309,101
Merck & Co., Inc.	22,041	1,681,508
Pfizer, Inc.	51,899	2,390,987
Zoetis, Inc.	8,388	1,715,849
Total Health Care		13,484,654

Industrials (8.55%)
3M Co.	10,804	2,103,971
A O Smith Corp.	8,010	582,487
Fastenal Co.	35,540	1,984,909
Lockheed Martin Corp.	4,328	1,557,214
Northrop Grumman Corp.	3,438	1,264,153
Rollins, Inc.	49,191	1,914,514
United Parcel Service, Inc., Class B	9,504	1,859,267
Total Industrials		11,266,515

Information Technology (33.45%)
Advanced Micro Devices, Inc.(a)	12,461	1,379,682
Apple, Inc.	43,652	6,627,683
Broadcom, Inc.	6,111	3,038,450
Cadence Design Systems, Inc.(a)	14,576	2,382,885
Cisco Systems, Inc./Delaware	15,289	902,357
CommVault Systems, Inc.(a)	18,305	1,482,156
Intel Corp.	43,315	2,341,609
Microsoft Corp.	33,607	10,145,281
Motorola Solutions, Inc.	5,900	1,440,898
National Instruments Corp.	15,535	649,674
Oracle Corp.	33,575	2,992,540
Paychex, Inc.	13,954	1,597,314
Power Integrations, Inc.	14,716	1,598,746
Salesforce.com, Inc.(a)	2,753	730,288
Square, Inc., Class A(a)(b)	8,923	2,391,989
Texas Instruments, Inc.	7,020	1,340,188
Visa, Inc.	13,162	3,015,414
Total Information Technology		44,057,154

Materials (1.56%)
Newmont Mining Corp.	26,070	1,511,799
Westrock Co.	10,563	549,699
Total Materials		2,061,498

Real Estate (10.23%)
American Assets Trust, Inc.	24,626	980,607
American Tower Corp.	6,999	2,044,898
Brandywine Realty Trust	52,223	724,855
Douglas Emmett, Inc.	15,060	497,131
Equity Residential	18,965	1,594,388
Iron Mountain, Inc.	33,418	1,595,709
Kimco Realty Corp.	1,557	33,927
Lexington Realty Trust	42,287	572,143
National Health Investors, Inc.	9,055	541,670
Omega Healthcare Investors, Inc.	16,681	559,314
Paramount Group, Inc.	79,504	704,405
Piedmont Office Realty Trust, Inc., Class A	70,130	1,249,717
Prologis, Inc.	8,182	1,101,788

Security Description	Shares	Value
Real Estate (continued)
Sabra Health Care REIT, Inc.	36,455	$583,280
SITE Centers Corp.	42,998	692,698
Total Real Estate		13,476,530

Utilities (1.75%)
Alliant Energy Corp.	8,149	495,378
Entergy Corp.	7,801	862,868
PPL Corp.	32,319	948,563
Total Utilities		2,306,809

TOTAL COMMON STOCKS
(Cost $90,118,688)		131,216,968

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.40%)
Money Market Fund (0.31%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $407,045)	0.01%	407,045	407,045

Investments Purchased with Collateral from Securities Loaned (0.09%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%
(Cost $117,429)		117,429	117,429
TOTAL SHORT TERM INVESTMENTS
(Cost $524,474)			524,474

TOTAL INVESTMENTS (100.01%)
(Cost $90,643,162)			$131,741,442
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.01%)			(14,420)
NET ASSETS - 100.00%			$131,727,022

(a)	Non-income producing security.
(b)	The security, or a portion of the security position is currently on loan. The total market value of securities on loan is $2,515,263.

See Notes to Quarterly Schedule of Investments.

RiverFront Dynamic US Flex-Cap ETF

Schedule of Investments

As of August 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.57%)
Communication Services (6.26%)
Alphabet, Inc., Class A(a)	160	$463,032
Alphabet, Inc., Class C(a)	148	430,568
Comcast Corp., Class A	8,943	542,661
Facebook, Inc., Class A(a)	1,979	750,793
New York Times Co., Class A	6,331	321,488
Sirius XM Holdings, Inc.(b)	48,677	305,205
Verizon Communications, Inc.	9,824	540,320
Total Communication Services		3,354,067

Consumer Discretionary (10.55%)
Adtalem Global Education, Inc.(a)	6,105	225,885
Amazon.com, Inc.(a)	496	1,721,512
Chegg, Inc.(a)(b)	3,613	300,674
Domino's Pizza, Inc.	872	450,728
Hanesbrands, Inc.	13,485	251,900
Lowe's Cos., Inc.	2,753	561,309
PulteGroup, Inc.	6,532	351,813
Sonic Automotive, Inc., Class A	6,419	324,416
Target Corp.	2,787	688,333
Wendy's Co.	10,228	235,449
Williams-Sonoma, Inc.	2,893	540,123
Total Consumer Discretionary		5,652,142

Consumer Staples (6.71%)
Brown-Forman Corp.	4,692	310,610
Coca-Cola Co.	10,751	605,389
Colgate-Palmolive Co.	5,130	399,884
Mondelez International, Inc., Class A	7,249	449,946
Procter & Gamble Co.	4,878	694,578
Sprouts Farmers Market, Inc.(a)	8,216	204,578
Vector Group, Ltd.	24,396	366,428
Walmart, Inc.	3,816	565,150
Total Consumer Staples		3,596,563

Energy (0.36%)
Cabot Oil & Gas Corp.	12,158	193,191

Financials (9.24%)
Ameriprise Financial, Inc.	2,101	573,384
Berkshire Hathaway, Inc., Class B(a)	702	200,610
BlackRock, Inc.	698	658,416
First Commonwealth Financial Corp.	24,125	326,170
Hope Bancorp, Inc.	20,464	282,199
Kearny Financial Corp.	24,590	312,047
Mercury General Corp.	5,969	356,409
OceanFirst Financial Corp.	10,031	213,259
Progressive Corp.	6,751	650,391
Provident Financial Services, Inc.	14,770	325,974
S&P Global, Inc.	1,124	498,854

Security Description	Shares	Value
Financials (continued)
Trupanion, Inc.(a)	3,115	$285,272
Trustmark Corp.	8,434	266,683
Total Financials		4,949,668

Health Care (13.22%)
AbbVie, Inc.	4,950	597,861
Anthem, Inc.	1,348	505,675
Boston Scientific Corp.(a)	9,850	444,727
Eli Lilly & Co.	3,086	797,083
Exelixis, Inc.(a)	13,480	258,412
Johnson & Johnson	1,090	188,712
Merck & Co., Inc.	6,515	497,029
NeoGenomics, Inc.(a)(b)	5,954	289,483
Pacific Biosciences of California, Inc.(a)	16,557	518,400
Perrigo Co. PLC	5,175	211,916
Quidel Corp.(a)	1,448	186,720
RadNet, Inc.(a)	12,513	393,033
STAAR Surgical Co.(a)	3,063	473,142
UnitedHealth Group, Inc.	2,062	858,349
Vertex Pharmaceuticals, Inc.(a)	1,456	291,622
Zoetis, Inc.	2,811	575,018
Total Health Care		7,087,182

Industrials (10.05%)
3M Co.	2,543	495,224
Allison Transmission Holdings, Inc.	5,658	209,233
CACI International, Inc., Class A(a)	833	214,531
Cintas Corp.	1,033	408,830
CoreCivic, Inc.(a)	35,189	342,037
Expeditors International of Washington, Inc.	2,577	321,197
Fastenal Co.	5,294	295,670
General Electric Co.	2,248	236,962
Graco, Inc.	5,451	427,468
Hubbell, Inc.	1,379	284,226
Lockheed Martin Corp.	1,043	375,271
Northrop Grumman Corp.	1,092	401,528
Rollins, Inc.	8,432	328,174
Steelcase, Inc., Class A	13,982	197,006
United Parcel Service, Inc., Class B	2,856	558,719
Vicor Corp.(a)	2,351	290,043
Total Industrials		5,386,119

Information Technology (33.92%)
Adobe, Inc.(a)	1,138	755,291
Advanced Micro Devices, Inc.(a)	4,900	542,528
Apple, Inc.	19,340	2,936,392
Broadcom, Inc.	1,062	528,037
Cognizant Technology Solutions Corp., Class A	3,377	257,699
Enphase Energy, Inc.(a)	3,476	603,886
Entegris, Inc.	3,804	457,013
EPAM Systems, Inc.(a)	977	618,255
Gogo, Inc.(a)(b)	24,483	329,296
Intel Corp.	11,224	606,770
Knowles Corp.(a)	17,653	353,060
Mastercard, Inc., Class A	1,983	686,574

Security Description	Shares	Value
Information Technology (continued)
Microsoft Corp.	10,338	$3,120,835
Monolithic Power Systems, Inc.	1,249	618,168
NCR Corp.(a)	7,198	305,771
Oracle Corp.	7,840	698,779
PayPal Holdings, Inc.(a)	2,918	842,310
Power Integrations, Inc.	4,696	510,173
QAD, Inc.	5,085	442,446
Salesforce.com, Inc.(a)	2,319	615,161
Square, Inc., Class A(a)(b)	1,994	534,532
Visa, Inc.	3,594	823,385
VMware, Inc., Class A(a)(b)	2,167	322,601
Zebra Technologies Corp., Class A(a)	1,142	670,548
Total Information Technology		18,179,510

Materials (3.93%)
Axalta Coating Systems, Ltd.(a)	8,435	257,605
Eastman Chemical Co.	2,398	271,358
FMC Corp.	2,947	275,927
NewMarket Corp.	450	157,378
O-I, Inc.(a)	23,333	353,028
Packaging Corp. of America	1,574	238,776
Vulcan Materials Co.	1,689	314,036
Westrock Co.	4,595	239,124
Total Materials		2,107,232

Real Estate (4.65%)
Apartment Income REIT Corp.	5,419	275,394
Apartment Investment and Management Co., Class A(a)	5,419	38,908
CubeSmart	6,748	361,018
Douglas Emmett, Inc.	7,142	235,757
Kennedy-Wilson Holdings, Inc.	13,735	302,033
Kimco Realty Corp.	14,825	323,032
Piedmont Office Realty Trust, Inc., Class A	16,911	301,354
Prologis, Inc.	4,877	656,737
Total Real Estate		2,494,233

Utilities (0.69%)
Entergy Corp.	3,340	369,437

TOTAL COMMON STOCKS
(Cost $36,630,126)		53,369,344

Security Description	Shares	Value
EXCHANGE TRADED FUNDS (0.16%)
iShares Core S&P 500 ETF	195	$88,474

TOTAL EXCHANGE TRADED FUNDS
(Cost $86,616)		88,474

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.19%)
Money Market Fund (0.20%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $106,731)	0.01%	106,731	$106,731

Investments Purchased with Collateral from Securities Loaned (0.99%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%
(Cost $531,180)		531,180	531,180
TOTAL SHORT TERM INVESTMENTS
(Cost $637,911)			637,911

TOTAL INVESTMENTS (100.94%)
(Cost $37,354,653)			$54,095,729
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.94%)			(502,855)
NET ASSETS - 100.00%			$53,592,874

(a)	Non-income producing security.
(b)	The security, or a portion of the security position is currently on loan. The total market value of securities on loan is $1,541,576.

See Notes to Quarterly Schedule of Investments.

RiverFront Strategic Income Fund

Schedule of Investments

As of August 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (83.96%)
Communications (4.87%)
AMC Networks, Inc.
5.00%, 04/01/2024	$402,000	$407,527
CCO Holdings LLC / CCO Holdings Capital Corp.
5.50%, 05/01/2026(a)	1,053,000	1,086,022
CSC Holdings LLC
6.75%, 11/15/2021	1,053,000	1,065,267
5.50%, 04/15/2027(a)	1,030,000	1,078,799
Level 3 Financing, Inc.
3.75%, 07/15/2029(a)	1,214,000	1,185,168
Sirius XM Radio, Inc.
3.13%, 09/01/2026(a)	1,000,000	1,020,150
T-Mobile USA, Inc.
2.63%, 04/15/2026	908,000	934,105
Total Communications		6,777,038

Consumer Discretionary (16.82%)
Air Canada
3.88%, 08/15/2026(a)	1,053,000	1,060,908
Aramark Services, Inc.
6.38%, 05/01/2025(a)	1,053,000	1,115,969
Caesars Entertainment, Inc.
6.25%, 07/01/2025(a)	1,246,000	1,318,517
DR Horton, Inc.
4.38%, 09/15/2022	1,657,000	1,707,097
Ford Motor Co.
8.50%, 04/21/2023	1,246,000	1,379,945
General Motors Financial Co., Inc.
4.20%, 11/06/2021	1,053,000	1,060,397
Goodyear Tire & Rubber Co.
5.00%, 05/31/2026	1,271,000	1,310,325
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/2029(a)	1,155,000	1,179,590
International Game Technology PLC
6.50%, 02/15/2025(a)	621,000	692,415
KB Home
7.00%, 12/15/2021	523,000	526,211
Las Vegas Sands Corp.
3.20%, 08/08/2024	927,000	965,888
Lennar Corp.
4.13%, 01/15/2022	523,000	525,902
4.75%, 11/29/2027	1,155,000	1,345,656
MGM Resorts International
6.00%, 03/15/2023	1,246,000	1,320,760
Newell Brands, Inc.
4.35%, 04/01/2023	382,000	403,419
Nissan Motor Co., Ltd.
3.52%, 09/17/2025(a)	1,155,000	1,236,265
PulteGroup, Inc.
5.50%, 03/01/2026	1,538,000	1,794,923

Security Description	Principal Amount	Value
Consumer Discretionary (continued)
Royal Caribbean Cruises, Ltd.
10.88%, 06/01/2023(a)	$1,294,000	$1,457,908
Six Flags Entertainment Corp.
4.88%, 07/31/2024(a)	693,000	701,365
Toll Brothers Finance Corp.
5.88%, 02/15/2022	1,053,000	1,064,678
Yum! Brands, Inc.
7.75%, 04/01/2025(a)	1,155,000	1,245,829
Total Consumer Discretionary		23,413,967

Consumer Staples (2.63%)
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/2029	1,053,000	1,253,227
JBS USA Food Co.
7.00%, 01/15/2026(a)	1,224,000	1,290,525
Spectrum Brands, Inc.
5.75%, 07/15/2025	30,000	30,750
US Foods, Inc.
6.25%, 04/15/2025(a)	1,030,000	1,086,650
Total Consumer Staples		3,661,152

Energy (5.38%)
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/2024	1,217,000	1,380,918
DCP Midstream Operating LP
5.38%, 07/15/2025	1,000,000	1,102,500
EQM Midstream Partners LP
4.75%, 07/15/2023	390,000	408,037
Occidental Petroleum Corp.
2.90%, 08/15/2024	1,066,000	1,093,983
Petroleos Mexicanos
4.88%, 01/18/2024	1,030,000	1,077,143
Schlumberger Holdings Corp.
3.90%, 05/17/2028(a)	1,053,000	1,178,333
Valero Energy Corp.
3.40%, 09/15/2026	1,155,000	1,244,690
Total Energy		7,485,604

Financials (24.74%)
Air Lease Corp.
4.25%, 02/01/2024	963,000	1,038,020
Ares Capital Corp.
3.50%, 02/10/2023	1,158,000	1,198,670
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027(a)	1,088,000	1,080,940
Bancolombia SA
5.13%, 09/11/2022	951,000	982,473
Bank of America Corp.
4.25%, 10/22/2026	1,577,000	1,792,290
Blackstone Secured Lending Fund
3.63%, 01/15/2026	1,142,000	1,214,269
Capital One Financial Corp.
4.20%, 10/29/2025	1,053,000	1,175,209
CIT Group, Inc.
5.00%, 08/15/2022	2,023,000	2,105,842

Security Description	Principal Amount	Value
Financials (continued)
Citigroup, Inc.
4.45%, 09/29/2027	$1,577,000	$1,806,580
EPR Properties
4.75%, 12/15/2026	1,000,000	1,080,720
FS KKR Capital Corp.
3.40%, 01/15/2026	1,155,000	1,205,751
GLP Capital LP / GLP Financing II, Inc.
3.35%, 09/01/2024	927,000	980,631
Goldman Sachs Group, Inc.
4.25%, 10/21/2025	1,577,000	1,761,024
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026(a)	1,077,000	1,098,863
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.75%, 09/15/2024	1,247,000	1,294,495
Iron Mountain, Inc.
4.88%, 09/15/2027(a)	1,107,000	1,154,048
iStar, Inc.
4.75%, 10/01/2024	1,302,000	1,383,440
JPMorgan Chase & Co.
4.25%, 10/01/2027	1,577,000	1,810,451
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.25%, 03/15/2022(a)	416,000	417,977
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 08/01/2026	927,000	956,367
Newmark Group, Inc.
6.13%, 11/15/2023	1,227,000	1,332,829
Omega Healthcare Investors, Inc.
4.38%, 08/01/2023	312,000	331,399
5.25%, 01/15/2026	642,000	732,850
OneMain Finance Corp.
6.13%, 03/15/2024	1,246,000	1,344,123
Park Aerospace Holdings, Ltd.
5.25%, 08/15/2022(a)	26,000	27,033
Santander Holdings USA, Inc.
3.50%, 06/07/2024	478,000	510,094
SBA Communications Corp.
3.88%, 02/15/2027	523,000	544,197
Starwood Property Trust, Inc.
5.00%, 12/15/2021	1,637,000	1,639,333
Synchrony Financial
2.85%, 07/25/2022	985,000	1,005,722
VICI Properties LP / VICI Note Co., Inc.
4.25%, 12/01/2026(a)	1,367,000	1,437,629
Total Financials		34,443,269

Health Care (1.67%)
DaVita, Inc.
4.63%, 06/01/2030(a)	1,107,000	1,158,033

Security Description	Principal Amount	Value
Health Care (continued)
HCA, Inc.
5.88%, 05/01/2023	$1,079,000	$1,163,971
Total Health Care		2,322,004

Industrials (4.44%)
Boeing Co.
4.88%, 05/01/2025	1,155,000	1,291,798
MasTec, Inc.
4.50%, 08/15/2028(a)	1,064,000	1,121,233
Stericycle, Inc.
5.38%, 07/15/2024(a)	1,001,000	1,027,306
TransDigm, Inc.
6.25%, 03/15/2026(a)	1,030,000	1,084,075
United Rentals North America, Inc.
5.88%, 09/15/2026	1,602,000	1,652,703
Total Industrials		6,177,115

Materials (15.14%)
Alcoa Nederland Holding BV
4.13%, 03/31/2029(a)	1,294,000	1,366,891
ArcelorMittal SA
3.60%, 07/16/2024	1,079,000	1,149,527
Arconic Corp.
6.00%, 05/15/2025(a)	1,053,000	1,115,969
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
5.25%, 04/30/2025(a)	1,259,000	1,318,803
Ashland LLC
4.75%, 08/15/2022	139,000	143,170
Ball Corp.
5.00%, 03/15/2022	523,000	534,114
5.25%, 07/01/2025	798,000	902,737
Berry Global, Inc.
4.88%, 07/15/2026(a)	1,106,000	1,167,715
Braskem Finance, Ltd.
6.45%, 02/03/2024	1,272,000	1,424,653
CF Industries, Inc.
3.45%, 06/01/2023	1,246,000	1,312,212
Crown Americas LLC / Crown Americas Capital Corp. IV
4.50%, 01/15/2023	1,284,000	1,347,173
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	1,079,000	1,116,765
5.00%, 09/01/2027	523,000	551,111
Graphic Packaging International LLC
4.88%, 11/15/2022	1,418,000	1,481,463
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024(a)	416,000	421,387
Methanex Corp.
5.13%, 10/15/2027	1,030,000	1,123,086
NOVA Chemicals Corp.
4.88%, 06/01/2024(a)	1,246,000	1,319,203
Novelis Corp.
3.25%, 11/15/2026(a)	1,000,000	1,026,490

Security Description	Principal Amount	Value
Materials (continued)
Sasol Financing International, Ltd.
4.50%, 11/14/2022	$555,000	$569,649
Sasol Financing USA LLC
4.38%, 09/18/2026	642,000	663,876
Standard Industries, Inc.
3.38%, 01/15/2031(a)	1,053,000	1,013,513
Total Materials		21,069,507

Technology (4.03%)
Flex, Ltd.
5.00%, 02/15/2023	1,270,000	1,346,564
Microchip Technology, Inc.
4.25%, 09/01/2025	1,064,000	1,122,120
Micron Technology, Inc.
4.64%, 02/06/2024	963,000	1,047,263
NortonLifeLock, Inc.
3.95%, 06/15/2022	137,000	139,017
5.00%, 04/15/2025(a)	823,000	833,016
Seagate HDD Cayman
4.75%, 06/01/2023	1,053,000	1,121,974
Total Technology		5,609,954

Utilities (4.24%)
AmeriGas Partners LP / AmeriGas Finance Corp.
5.88%, 08/20/2026	1,077,000	1,212,971
Calpine Corp.
5.25%, 06/01/2026(a)	554,000	572,005
NextEra Energy Operating Partners LP
4.25%, 07/15/2024(a)	1,433,000	1,514,538
NRG Energy, Inc.
6.63%, 01/15/2027	831,000	863,496
Vistra Operations Co. LLC
3.55%, 07/15/2024(a)	1,640,000	1,735,361
Total Utilities		5,898,371

TOTAL CORPORATE BONDS
(Cost $115,435,523)		116,857,981

GOVERNMENT BONDS (6.17%)
United States Treasury Bond
1.13%, 02/15/2031	5,177,000	5,110,670
1.13%, 08/15/2040	1,294,000	1,148,526
2.00%, 02/15/2050	2,295,000	2,330,590
TOTAL GOVERNMENT BONDS
(Cost $8,138,700)		8,589,786

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (8.90%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund	0.01%	12,383,333	$12,383,333
TOTAL SHORT TERM INVESTMENTS
(Cost $12,383,333)			12,383,333

TOTAL INVESTMENTS (99.03%)
(Cost $135,957,556)			$137,831,100
OTHER ASSETS IN EXCESS OF LIABILITIES (0.97%)			1,352,947
NET ASSETS - 100.00%			$139,184,047

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $40,946,441, representing 29.42% of net assets.

See Notes to Quarterly Schedule of Investments.

ALPS ETF Trust

Notes to Quarterly Schedules of Investments

August 31, 2021 (Unaudited)

1. Portfolio Valuation

Shares of the ALPS Active REIT ETF are listed on the NASDAQ Stock Market LLC (“NASDAQ”). Shares of the Alerian Energy Infrastructure ETF, the Alerian MLP ETF, the ALPS Clean Energy ETF, ALPS Disruptive Technologies, the ALPS Emerging Sector Dividend Dogs ETF, the ALPS Equal Sector Weight ETF, the ALPS Hillman Active Value ETF, the ALPS International Sector Dividend Dogs ETF, the ALPS Medical Breakthroughs ETF, the ALPS REIT Dividend Dogs ETF, the ALPS Sector Dividend Dogs ETF, the Barron’s 400 ETF, the RiverFront Dynamic Core Income ETF, the RiverFront Dynamic Unconstrained Income ETF, the RiverFront Dynamic US Dividend Advantage ETF, the RiverFront Dynamic US Flex-Cap ETF, and the RiverFront Strategic Income Fund (each a “Fund” and along with ALPS Active REIT ETF collectively, the “Funds”) are listed on the New York Stock Exchange Arca, Inc. (“NYSE”). Each Fund’s Net Asset Value (“NAV”) is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in such market. Fixed-income obligations are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Treasury Bills and Treasury Notes are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Listed put options are valued at the mean of the most recent bid and ask prices.

Each Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of each Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

The accounting records of each Fund are maintained in U.S. dollars.

Certain Funds may directly purchase securities of foreign issuers. Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of a Fund’s investments or prevent a Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which a Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of each Fund’s securities may change on the days when investors are not able to purchase the shares of the Funds. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE or NASDAQ. Any use of a different rate from the rates used by the Index may adversely affect a Fund’s ability to track their Index.

2. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value each Fund’s investments by major category are as follows:

Equity securities, including restricted securities, Exchange Traded Funds, Closed-End Funds and Limited Partnerships, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Certain Funds may invest a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Treasury Bills and Treasury Notes are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service and are categorized as Level 2 in the hierarchy, due to their active trading, short-term maturity and liquidity.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments at August 31, 2021:

Alerian Energy Infrastructure ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Canadian Energy Infrastructure Companies*	$22,541,171	$–	$–	$22,541,171
Exchange Traded Funds	638,880	–	–	638,880
U.S. Energy Infrastructure Companies*	17,617,548	–	–	17,617,548
U.S. Energy Infrastructure MLPs*	16,380,322	–	–	16,380,322
U.S. General Partners*	8,396,552	–	–	8,396,552
Short Term Investments	58,461	–	–	58,461
Total	$65,632,934	$–	$–	$65,632,934

Alerian MLP ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Master Limited Partnerships*	$5,031,264,440	$–	$–	$5,031,264,440
Short Term Investments	2,196,837	–	–	2,196,837
Total	$5,033,461,277	$–	$–	$5,033,461,277

ALPS Active REIT ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$22,533,443	$–	$–	$22,533,443
Short Term Investments	534,256	–	–	534,256
Total	$23,067,699	$–	$–	$23,067,699

ALPS Clean Energy ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$832,218,479	$–	$–	$832,218,479
Master Limited Partnerships*	107,193,165	–	–	107,193,165
Short Term Investments	41,488,932	–	–	41,488,932
Total	$980,900,576	$–	$–	$980,900,576

ALPS Disruptive Technologies ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Information Technology	$152,021,000	$2,271,045	$–	$154,292,045
Other*	88,282,088	–	–	88,282,088
Master Limited Partnerships*	2,318,583	–	–	2,318,583
Short Term Investments	975,330	–	–	975,330
Total	$243,597,001	$2,271,045	$–	$245,868,046

ALPS Emerging Sector Dividend Dogs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$26,300,102	$–	$–	$26,300,102
Rights*	–	–	–	–
Short Term Investments	100,515	–	–	100,515
Total	$26,400,617	$–	$–	$26,400,617

ALPS Equal Sector Weight ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds*	$213,047,371	$–	$–	$213,047,371
Short Term Investments	41,434,096	–	–	41,434,096
Total	$254,481,467	$–	$–	$254,481,467

ALPS Hillman Active Value ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$5,734,767	$–	$–	$5,734,767
Master Limited Partnerships*	392,695	–	–	392,695
Short Term Investments	190,235	–	–	190,235
Total	$6,317,697	$–	$–	$6,317,697

ALPS International Sector Dividend Dogs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$186,042,219	$–	$–	$186,042,219
Short Term Investments	259,933	–	–	259,933
Total	$186,302,152	$–	$–	$186,302,152

ALPS Medical Breakthroughs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$213,553,642	$–	$–	$213,553,642
Short Term Investments	12,620,007	–	–	12,620,007
Total	$226,173,649	$–	$–	$226,173,649

ALPS REIT Dividend Dogs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$30,314,229	$–	$–	$30,314,229
Short Term Investments	72,262	–	–	72,262
Total	$30,386,491	$–	$–	$30,386,491

ALPS Sector Dividend Dogs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$1,189,960,884	$–	$–	$1,189,960,884
Short Term Investments	838,486	–	–	838,486
Total	$1,190,799,370	$–	$–	$1,190,799,370

Barron's 400 ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$147,763,051	$–	$–	$147,763,051
Limited Partnerships*	676,158	–	–	676,158
Short Term Investments	1,597,302	–	–	1,597,302
Total	$150,036,511	$–	$–	$150,036,511

RiverFront Dynamic Core Income ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$76,928,545	$–	$76,928,545
Government Bonds*	–	31,662,343	–	31,662,343
Short Term Investments	9,971,269	–	–	9,971,269
Total	$9,971,269	$108,590,888	$–	$118,562,157

RiverFront Dynamic Unconstrained Income ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$11,406,485	$–	$11,406,485
Exchange Traded Funds	1,394,266	–	–	1,394,266
Short Term Investments	1,188,550	–	–	1,188,550
Total	$2,582,816	$11,406,485	$–	$13,989,301

RiverFront Dynamic US Dividend Advantage ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$131,216,968	$–	$–	$131,216,968
Short Term Investments	524,474	–	–	524,474
Total	$131,741,442	$–	$–	$131,741,442

RiverFront Dynamic US Flex-Cap ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$53,369,344	$–	$–	$53,369,344
Exchange Traded Funds	88,474	–	–	88,474
Short Term Investments	637,911	–	–	637,911
Total	$54,095,729	$–	$–	$54,095,729

RiverFront Strategic Income Fund
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$116,857,981	$–	$116,857,981
Government Bonds*	–	8,589,786	–	8,589,786
Short Term Investments	12,383,333	–	–	12,383,333
Total	$12,383,333	$125,447,767	$–	$137,831,100

*For a detailed sector or country breakdown, see the accompanying Schedule of Investments.

The Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the nine months ended August 31, 2021.

3. Lending of Portfolio Securities

Alerian Energy Infrastructure ETF, ALPS Active REIT ETF, ALPS Clean Energy ETF, ALPS Disruptive Technologies ETF, ALPS Emerging Sector Dividend Dogs ETF, ALPS Equal Sector Weight ETF, ALPS Hillman Active Value ETF, ALPS International Sector Dividend Dogs ETF, ALPS Medical Breakthroughs ETF, ALPS REIT Dividend Dogs ETF, ALPS Sector Dividend Dogs ETF, Barron’s 400 ETF, RiverFront Dynamic US Dividend Advantage ETF, and RiverFront Dynamic US Flex-Cap ETF have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds’ lending agent. The Funds may lend their portfolio securities only to borrowers that are approved by SSB. Each Fund will limit such lending to not more than 33 1/3% of the value of its total assets. Each Fund’s securities held as SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with each Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and by cash equivalents (including irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower). The initial collateral received by each Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to each Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in each Fund’s Schedule of Investments. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in a Fund’s Schedule of Investments as it is held by the lending agent on behalf of each Fund, and each Fund does not have the ability to re-hypothecate these securities.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of August 31, 2021:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Alerian Energy Infrastructure ETF	$22,187	$23,474	$–	$23,474
ALPS Clean Energy ETF	120,083,493	40,382,676	82,778,278	123,160,954
ALPS Disruptive Technologies ETF	7,621,360	694,445	7,195,927	7,890,372
ALPS Equal Sector Weight ETF	59,715,237	41,361,069	19,776,239	61,137,308
ALPS Medical Breakthroughs ETF	28,704,130	12,603,282	16,518,158	29,121,440
Barron's 400 ETF	3,680,506	459,900	3,282,654	3,742,554
RiverFront Dynamic US Dividend Advantage ETF	2,515,263	117,429	2,476,771	2,594,200
RiverFront Dynamic US Flex-Cap ETF	1,541,576	531,180	1,056,941	1,558,121

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

4. Return of Capital Estimates

The Alerian MLP ETF (the “Alerian Fund”) expects a portion of the distributions it receives from Master Limited Partnerships (“MLPs”) to be treated as a tax-deferred return of capital, thus reducing the Alerian Fund’s current tax liability. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Alerian Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Alerian Fund.

5. Master Limited Partnerships

MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include, among other things, natural resource- based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners; the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

6. Affiliated Companies

As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund.

For the nine months ended August 31, 2021, the Alerian MLP ETF held shares in the following affiliates, as defined by the Investment Company Act of 1940:

Security Name	Share Balance as of August 31, 2021	Market Value as of November 30, 2020	Purchases	Purchases In- Kind	Sales	Market Value as of August 31, 2021	Dividends*	Change in Unrealized Gain/(Loss)	Realized Gain/Loss
Affiliated Investments as of August 31, 2021
Crestwood Equity Partners LP	7,499,856	$101,531,691	$41,085,833	$23,663,761	$(29,777,026)	$197,621,206	$-	$76,500,450	$(2,474,769)
DCP Midstream LP	11,632,865	179,947,999	20,666,729	38,843,185	(48,874,690)	303,152,462	-	129,382,009	(3,166,990)
EnLink Midstream LLC	34,059,819	119,052,199	13,420,957	22,751,661	(27,748,888)	183,582,424	-	90,936,254	(25,300,564)
Genesis Energy LP	14,168,216	86,198,857	10,830,222	17,409,413	(20,759,817)	111,787,224	-	49,945,538	(25,487,214)
Holly Energy Partners LP	5,940,468	76,290,764	9,621,102	15,090,414	(18,959,374)	110,492,705	-	34,697,520	(37,197)
Magellan Midstream Partners LP	11,001,906	375,129,243	103,844,955	69,242,217	(93,354,258)	541,403,794	-	122,866,370	(3,077,014)
NuStar Energy LP	12,851,619	161,682,778	19,567,890	32,228,501	(38,564,613)	208,838,809	-	63,045,785	(13,823,780)
Plains All American Pipeline LP	48,658,614	400,072,962	37,753,450	72,027,908	(134,176,835)	453,984,869	-	243,063,181	(136,938,005)
Western Midstream Partners LP	25,981,262	319,874,889	44,005,630	66,853,478	(88,216,811)	512,870,112	-	220,554,895	(25,730,118)
						$2,623,733,605	$-	$1,030,992,002	$(236,035,651)

Investments no longer affiliated as of August 31, 2021
NGL Energy Partners LP	-	$32,054,838	$1,483,677	$3,538,267	$(39,331,963)	$-	$-	$66.065.568	$(63,810,387)
TC PipeLines LP	-	206,078,373	-	15,443,118	(213,403,097)	-	-	(4,330,097)	49,099
						$-	$-	$61,735,471	$(63,761,288)

GRAND TOTAL							$-	$1,092,727,473	$(299,796,939)

*	100% of the income received was estimated as Return of Capital.

7. Subsequent Event

On September 13, 2021, the Board approved the liquidation of the RiverFront Dynamic Unconstrained Income ETF. The RiverFront Dynamic Unconstrained Income ETF liquidated on October 22, 2021 and all remaining shareholders received cash at the net asset value of their shares held as of that date.